              As filed with the Securities and Exchange Commission
                              on January 18 , 2002

--------------------------------------------------------------------------------

                                                    Registration No. 333-74552

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

     |_| Pre-Effective Amendment No. __ |X| Post-Effective Amendment No. 1

                           CREDIT SUISSE CAPITAL FUNDS
                           (formerly, DLJ Focus Funds)
               (Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (212) 875-3000

                              466 Lexington Avenue
                          New York, New York 10017-3147

                 -----------------------------------------------

               (Address of Principal Executive Offices) (Zip code)

                                Hal Liebes, Esq.
                          Credit Suisse Capital Funds
                              466 Lexington Avenue
                          New York, New York 10017-3147

                                 with copy to:

                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate date of public offering: Registrant proposes that pursuant to Rule 485(b) under the Securities Act of 1933, as amended, this Registration Statement become effective upon the filing thereof.

Title of Securities Being Registered: Shares of beneficial interest, $.01 par value per share.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

                                   CONTENTS OF
                             REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

         Front Cover

         Contents Page

         Letter to Shareholders

         Notice of Special Meeting

         Part A - Prospectus/Proxy Statement

         Part B - Statement of Additional Information

         Part C - Other Information

         Signature Page

         Exhibits

                       CREDIT SUISSE BALANCED FUND, INC.
                             YOUR VOTE IS IMPORTANT

Dear Shareholder:

    We are pleased to invite you to attend a special meeting (the "Special Meeting") of the shareholders of Credit Suisse Balanced Fund, Inc. (the "Acquired Fund"). The Board of Directors of the Acquired Fund has recently reviewed and unanimously endorsed a proposal for the acquisition of the Acquired Fund by Credit Suisse Large Cap Value Fund (formerly, DLJ Growth and Income
Fund) (the "Acquiring Fund" and together with the Acquired Fund, the "Funds"), a series of Credit Suisse Capital Funds (formerly, the DLJ Focus Funds) (the "Acquiring Trust"). The Acquiring Fund is a fund managed by your Fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"). Under the terms of the proposal, the Acquiring Fund would acquire all of the assets and liabilities of the Acquired Fund. You are being asked to approve an Agreement and Plan of Reorganization (the "Plan") pursuant to which the acquisition of the Acquired Fund by the Acquiring Fund would be effected (the "Acquisition").

    The Acquired Fund's Board of Directors and CSAM believe that the Acquisition is in the best interests of the Acquired Fund and its shareholders.


    As disclosed in the attached Prospectus/Proxy Statement, the Acquisition will result in certain material changes to the investment philosophy of the Acquired Fund since the Acquired Fund and the Acquiring Fund have different investment objectives and investment policies, and the Acquiring Fund has certain different investment limitations as compared to the Acquired Fund. THE MOST SIGNIFICANT DIFFERENCE IN THE WAY THE FUNDS ARE MANAGED IS THAT THE ACQUIRING FUND INVESTS AT LEAST 65% OF ITS ASSETS IN COMMON STOCKS OF COMPANIES WITH LARGE MARKET CAPITALIZATIONS, WHILE THE ACQUIRED FUND IS NORMALLY REQUIRED TO ALLOCATE AT LEAST 25% OF ITS ASSETS IN FIXED INCOME SECURITIES AND AT LEAST 25% OF ITS ASSETS IN EQUITY SECURITIES. CSAM is the investment adviser for each of the Funds, and both Funds have the same co-administrators, custodian, transfer agent, distributor, independent accountant and counsel. The closing of the Acquisition (the "Closing Date") is expected to be on or about March 22, 2002.



    If shareholders of the Acquired Fund approve the Plan, the Acquired Fund will be liquidated upon consummation of the Acquisition and subsequently dissolved. Upon consummation of the Acquisition, you will become a shareholder of the Acquiring Fund, having received Class A shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of your investment in the Acquired Fund immediately prior to the Acquisition. No sales or other charges will be imposed in connection with the Acquisition. In the opinion of counsel, no gain or loss will be recognized by the shareholders of the Acquired Fund for Federal income tax purposes as a result of the Acquisition and the Acquiring Fund generally will not recognize gain or loss for such purposes. CSAM or its affiliates will bear all expenses incurred in connection with the Acquisition.

    The Special Meeting will be held on March 19, 2002 to consider this transaction. We strongly invite your participation by asking you to review, complete and return your proxy promptly.

    Detailed information about the proposal is described in the attached Prospectus/Proxy Statement. THE BOARD OF DIRECTORS OF THE ACQUIRED FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL. On behalf of the Board of Directors, I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card(s). A self-addressed, postage-paid envelope has been enclosed for your convenience; if you prefer, you can fax the proxy card to D.F. King & Co, Inc., the Acquired Fund's proxy solicitor, Attn.: Dominick F. Maurillo, at (212) 269-2796. We also encourage you to vote by telephone or through the Internet. Proxies may be voted by telephone by calling
1-(800) 714-3312 between the hours of 9:00 a.m. and 10:00 p.m. (Eastern time) Monday through Saturday or through the Internet using the Internet address located on your proxy card.

    Voting by fax, telephone or through the Internet will reduce the time and costs associated with the proxy solicitation. When the Acquired Fund records proxies by telephone or through the Internet, it will use procedures designed to
(i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and
(iii) confirm that their instructions have been properly recorded. We have been advised that Internet voting procedures that have been made available to you are consistent with the requirements of applicable law. Shareholders voting via the Internet should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by the shareholder.

    Whichever voting method you choose, please read the full text of the proxy statement before you vote.

    If you have any questions regarding the proposed Acquisition, please feel free to call D.F. King & Co., Inc. at 1-(800) 714-3314 who will be pleased to assist you.

    IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

Sincerely,

/s/ Hal Liebes

Secretary


January 18, 2002

                                                                January 18, 2002


                       CREDIT SUISSE BALANCED FUND, INC.
                      IMPORTANT NEWS FOR FUND SHAREHOLDERS

    While we encourage you to read the full text of the enclosed Prospectus/ Proxy Statement, here is a brief overview of the proposal you are being asked to vote on.

                          Q & A: QUESTIONS AND ANSWERS

Q: WHAT IS HAPPENING?


A: Credit Suisse Asset Management, LLC ("CSAM") is proposing to combine the assets of Credit Suisse Balanced Fund, Inc. (the "Acquired Fund") with Credit Suisse Large Cap Value Fund (formerly, DLJ Growth and Income Fund) (the "Acquiring Fund"), a series of Credit Suisse Capital Funds (formerly, DLJ Focus Funds), with the Acquiring Fund surviving the acquisition.


    You are being asked to vote on an Agreement and Plan of Reorganization (the "Plan") for the assets and liabilities of the Acquired Fund to be acquired by the Acquiring Fund in a tax-free exchange of shares (the "Acquisition"). If the Plan is approved and the Acquisition consummated, you would no longer be a shareholder of the Acquired Fund, but would become a shareholder of the Acquiring Fund.

Q: WHAT ARE THE DIFFERENCES BETWEEN THE ACQUIRED FUND AND THE ACQUIRING FUND?

A: As disclosed in the attached Prospectus/Proxy Statement, the Acquisition will result in certain material changes to the investment philosophy of the Acquired Fund since the Acquired Fund and the Acquiring Fund have different investment objectives and investment policies, and the Acquiring Fund has certain different investment limitations as compared to the Acquired Fund. THE MOST SIGNIFICANT DIFFERENCE IN THE WAY THE FUNDS ARE MANAGED IS THAT THE ACQUIRING FUND INVESTS AT LEAST 65% OF ITS ASSETS IN COMMON STOCKS OF COMPANIES WITH LARGE MARKET CAPITALIZATIONS, WHILE THE ACQUIRED FUND IS NORMALLY REQUIRED TO ALLOCATE AT LEAST 25% OF ITS ASSETS IN FIXED INCOME SECURITIES AND AT LEAST 25% OF ITS ASSETS IN EQUITY SECURITIES. The Acquiring Fund has the same investment adviser, custodian, co-administrators, transfer agent, distributor, independent accountant and counsel as the Acquiring Fund.

Q: WHAT WILL HAPPEN TO FUND EXPENSES?

A: The Acquisition will result in lower gross and net operating expenses for former Acquired Fund shareholders. For the fiscal year ended October 31, 2001, the Acquired Fund's Common Class and Advisor Class shares had total net annual expenses of 1.35% and 1.60%, respectively, of average daily net assets. The pro forma net expense ratio of the Acquiring Fund's Class A shares is estimated to be approximately 1.03% of average daily net assets.

Q: WHAT ARE THE BENEFITS OF THE TRANSACTION?

A: The members of the Acquired Fund's Board of Directors believe that you may benefit from the proposed Acquisition, in part, because it will result in a single larger fund with a potentially lower expense ratio. In addition, as the Credit Suisse family of funds is reoriented for sales in load channels, a balanced fund like the Acquired Fund is a less attractive product since brokers perform the asset allocation function. As a consequence, the Acquired Fund's size may well remain small, which tends to result in a comparatively higher expense ratio. The proposed Acquisition may result in efficiencies due to a larger asset base. The following pages give you additional information on the proposed Acquisition on which you are being asked to vote.

Q: WILL I INCUR TAXES AS A RESULT OF THE TRANSACTION?


A: The Acquisition is expected to be a tax-free event. Generally, shareholders of the Acquired Fund will not incur capital gains or losses on the conversion from the Acquired Fund to the Acquiring Fund. Shareholders will incur capital gains or losses if they sell their shares in the Acquired Fund before the Acquisition becomes effective or sell or exchange their Acquiring Fund shares after the Acquisition becomes effective. Shareholders will also be responsible for tax obligations associated with periodic dividend and capital gains distributions that occur prior to and after the Acquisition. The Acquired Fund will pay a dividend on its Common Class and Advisor Class shares of any undistributed net investment income and capital gains, which may be substantial, immediately prior to the closing date. Please note that retirement accounts are exempt from such tax consequences.


Q: WHAT HAPPENS IF THE PLAN IS NOT APPROVED?

A: In the event the Plan is not approved, you will continue to be a shareholder of the Acquired Fund and the Board will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

Q: HOW DO THE BOARD MEMBERS OF MY FUND RECOMMEND THAT I VOTE?

A: AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF THE ACQUIRED FUND,
    INCLUDING THOSE DIRECTORS WHO ARE NOT AFFILIATED WITH THE ACQUIRED FUND OR CSAM, RECOMMEND THAT YOU VOTE FOR THE PROPOSAL.

Q: WHOM DO I CALL FOR MORE INFORMATION?

A: Please call D.F. King & Co., Inc., the Acquired Fund's proxy solicitor, at
    1-(800) 714-3314

Q: HOW CAN I VOTE MY SHARES?

A: Please choose one of the following options to vote your shares:

    - By mail, with the enclosed proxy card;

    - By telephone, with a toll-free call to the telephone number that appears on your proxy card or, if no toll-free telephone number appears on your proxy card, to D.F. King & Co., Inc., the Acquired Fund's proxy solicitor, at 1-(800) 714-3312;

    - By faxing the enclosed proxy card to D.F. King & Co., Inc. Attn:
      Dominick F. Maurillo, at (212)-269-2796;

    - Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

    - In person at the Special Meeting.

Q: WILL THE ACQUIRED FUND PAY FOR THIS PROXY SOLICITATION?

A: No. CSAM or its affiliates will bear these costs.

                       CREDIT SUISSE BALANCED FUND, INC.
                              466 LEXINGTON AVENUE
                         NEW YORK, NEW YORK 10017-3147

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on March 19, 2002


    Notice is hereby given that a Special Meeting of Shareholders (the "Special Meeting") of Credit Suisse Balanced Fund, Inc. (the "Acquired Fund") will be held at the offices of the Acquired Fund, 466 Lexington Avenue, 16th Floor, New York, New York 10017-3147 on March 19, 2002, commencing at 2 p.m. for the following purposes:



    1. To approve an Agreement and Plan of Reorganization (the "Plan") providing that (i) the Acquired Fund would transfer to Credit Suisse Large Cap Value Fund (formerly, DLJ Growth and Income Fund) (the "Acquiring Fund"), a series of Credit Suisse Capital Funds (formerly, DLJ Focus Funds), all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, (ii) such shares of the Acquiring Fund would be distributed to shareholders of the Acquired Fund in liquidation of the Acquired Fund, and (iii) the Acquired Fund would subsequently be dissolved;


    2. To transact such other business as may properly come before the Special Meeting or any adjournment or adjournments thereof.

    THE BOARD OF DIRECTORS OF THE ACQUIRED FUND UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE ACQUIRED FUND VOTE TO APPROVE THE PLAN.

    The Board of Directors of the Acquired Fund has fixed the close of business on January 11, 2002 as the record date for the determination of shareholders of the Acquired Fund entitled to notice of and to vote at the Special Meeting and any adjournment or adjournments thereof. As a convenience to shareholders, you can now vote in any one of five ways:

    - By mail, with the enclosed proxy card(s);

    - By telephone, with a toll-free call to the telephone number that appears on your proxy card or, if no toll-free telephone number appears on your proxy card, to D.F. King & Co., Inc., the Acquired Fund's proxy solicitor, at 1-(800) 714-3312;

    - By faxing the enclosed proxy card to D.F. King & Co., Inc., Attn:
      Dominick F. Maurillo, at (212) 269-2796;

    - Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

    - In person at the Special Meeting.

    If you have any questions regarding the proposals, please feel free to call D.F. King & Co., Inc. at 1-(800) 714-3314.

    IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.

    SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE URGED TO
(A) SIGN AND RETURN WITHOUT DELAY THE ENCLOSED PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES, (B) VOTE BY TELEPHONE WITH A TOLL-FREE CALL TO 1-(800) 714-3312, (C) VOTE THROUGH THE INTERNET USING THE ADDRESS LOCATED ON THE PROXY CARD OR (D) FAX THE ENCLOSED PROXY CARD(S) TO D.F. KING & CO., INC. AT (212) 269-2796, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE SPECIAL MEETING. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXY CARDS ARE SET FORTH ON THE FOLLOWING PAGE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE ACQUIRED FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

By Order of the Board of Directors

/s/ Hal Liebes


Secretary
January 18, 2002


            YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO
                   AVOID THE EXPENSE OF FURTHER SOLICITATION.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

    The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

4.     Registration                          Valid Signatures
       ------------                          ----------------
       Corporate Accounts

       (1)  ABC Corp.                        ABC Corp.
       (2)  ABC Corp.                        John Doe, Treasurer
       (3)  ABC Corp.                        John Doe
            c/o John Doe, Treasurer
       (4)  ABC Corp. Profit Sharing Plan    John Doe, Trustee

       Trust Accounts

       (1)  ABC Trust.                       Jane B. Doe, Trustee
       (2)  Jane B. Doe, Trustee             Jane B. Doe
            u/t/d 12/28/78

       Custodial or Estate Accounts

       (1)  John B. Smith, Cust.             John B. Smith
            f/b/o John B. Smith, Jr. UGMA
       (2)  John B. Smith                    John B. Smith, Jr., Executor

                           PROSPECTUS/PROXY STATEMENT
                                JANUARY 18, 2002


                                PROXY STATEMENT
                       CREDIT SUISSE BALANCED FUND, INC.
                              466 LEXINGTON AVENUE
                         NEW YORK, NEW YORK 10017-3147
                                  800-927-2874

                                   PROSPECTUS
                      CREDIT SUISSE LARGE CAP VALUE FUND,
                    A SERIES OF CREDIT SUISSE CAPITAL FUNDS
                              466 LEXINGTON AVENUE
                         NEW YORK, NEW YORK 10017-3147
                                  800-927-2874


    This Prospectus/Proxy Statement is being furnished to shareholders of Credit Suisse Balanced Fund, Inc. (the "Acquired Fund"), an open-end, diversified management investment company organized as a Maryland corporation, in connection with the solicitation of proxies by its Board of Directors for use at a Special Meeting of Shareholders to held on March 19, 2002 at 2 p.m. (the "Special Meeting"), at the offices of the Acquired Fund located at 466 Lexington Avenue, 16th Floor, New York, New York 10017-3147, or any adjournment(s) thereof. The only proposals to be considered are set forth below:


    1.  to approve an Agreement and Plan of Reorganization (the "Plan"); and

    2. to transact such other business as may properly come before the Special Meeting and any adjournment(s) thereof.

    Pursuant to the Plan, the Acquired Fund would transfer to Credit Suisse Large Cap Value Fund (formerly, DLJ Growth and Income Fund) (the "Acquiring Fund" and, together with the Acquired Fund, the "Funds"), a series of Credit Suisse Capital Funds (formerly, DLJ Focus Funds) (the "Acquiring Trust"), an open-end, diversified management investment company organized as a Massachusetts business trust, all of the Acquired Fund's assets in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities; such shares of the Acquiring Fund would be distributed to shareholders of the Acquired Fund in liquidation of the Acquired Fund; and the Acquired Fund would subsequently be dissolved (hereinafter collectively referred to as the "Acquisition").

    As disclosed in the attached Prospectus/Proxy Statement, the Acquisition will result in certain material changes to the investment philosophy of the Acquired Fund since the Acquired Fund and the Acquiring Fund have different investment objectives and investment policies, and the Acquiring Fund has certain different investment limitations as compared to the Acquired Fund. THE MOST SIGNIFICANT DIFFERENCE IN THE WAY THE FUNDS ARE MANAGED IS THAT THE ACQUIRING FUND INVESTS AT LEAST 65% OF ITS ASSETS IN COMMON STOCKS OF COMPANIES WITH LARGE

MARKET CAPITALIZATIONS, WHILE THE ACQUIRED FUND IS NORMALLY REQUIRED TO ALLOCATE AT LEAST 25% OF ITS ASSETS IN FIXED INCOME SECURITIES AND AT LEAST 25% OF ITS ASSETS IN EQUITY SECURITIES. The investment objective of the Acquiring Fund is long-term capital appreciation and continuity of income. The Acquiring Fund seeks to achieve its objective by investing principally in dividend-paying common stock of companies with large market capitalizations that appear to be undervalued. The investment objective of the Acquired Fund is to maximize total return (through a combination of long-term growth of capital and current income) consistent with preservation of capital. In choosing equity securities, the Acquired Fund seeks to identify companies that are attractively valued relative to their projected growth rates and/or intrinsic value and, in choosing fixed income investments, the Acquired Fund favors investment grade debt securities.

    Credit Suisse Asset Management, LLC, the investment adviser for the Acquiring Fund ("CSAM"), and Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and PFPC, Inc. ("PFPC"), co-administrators of the Acquiring Fund, serve in the same capacities for the Acquired Fund. In addition, each Fund's custodian, transfer agent, independent accountant and counsel are the same.

    As a result of the proposed Acquisition, each Common Class and Advisor Class shareholder of the Acquired Fund will receive that number of Class A shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund immediately prior to the Acquisition. All expenses of the Acquisition and of this solicitation will be borne by CSAM, or its affiliates. No sales or other charges will be imposed on the shares of the Acquiring Fund received by the shareholders of the Acquired Fund in connection with the Acquisition. This transaction is structured to be tax-free for federal income tax purposes to shareholders of the Acquired Fund and to each of the Acquired Fund and the Acquiring Fund.


    This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before voting. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about January 24, 2002. A Statement of Additional Information dated January 18, 2002, relating to this Prospectus/Proxy Statement and the Acquisition, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon oral or written request and without charge by writing to the Acquiring Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling (800)-225-8011.

    The following documents, which have been filed with the SEC, are incorporated herein in their entirety by reference.


    - The current Class A Prospectus of the Acquiring Fund, dated February 28, 2001, as supplemented as of the date hereof. The Acquiring Fund's Class A Prospectus accompanies this Prospectus/Proxy Statement.


    - The current Common Class and Advisor Class Prospectuses of the Acquired Fund, each dated February 28, 2001, each as supplemented as of the date hereof. Copies may be obtained without charge by writing to the address on the cover page of this Prospectus/Proxy Statement or by calling
      (800) 225-8011.

    - The Annual Report of each of the Acquired Fund and the Acquiring Fund for the fiscal year ended October 31, 2001. The Annual Report of the Acquiring Fund accompanies this Prospectus/Proxy Statement.


    Accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the Plan for the proposed Acquisition.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

                               TABLE OF CONTENTS


APPROVAL OF THE PLAN........................................      5
Summary.....................................................      5
Risk Factors................................................      9
Reasons for the Acquisition.................................     10
Fee Table...................................................     11
Examples....................................................     13
Information About the Acquisition...........................     13
Total Returns...............................................     17
Share Ownership of the Funds................................     18
Comparison of Investment Objectives and Policies............     19
Determination of Net Asset Value of Shares of the Acquiring
Fund........................................................     25
Management of Each Fund.....................................     25
Interest of CSAM in the Acquisition.........................     26
Information on Shareholders' Rights.........................     27
Conclusion..................................................     30
Required Vote...............................................     30
ADDITIONAL INFORMATION......................................     30
VOTING INFORMATION..........................................     31
OTHER BUSINESS..............................................     32
FINANCIAL STATEMENTS AND EXPERTS............................     32
ADDITIONAL MATERIALS........................................     33
LEGAL MATTERS...............................................     33
EXHIBIT A: AGREEMENT AND PLAN OF REORGANIZATION.............    A-1

                              APPROVAL OF THE PLAN

SUMMARY


    THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/PROXY STATEMENT, THE PLAN (A COPY OF WHICH IS ATTACHED TO THIS PROSPECTUS/PROXY STATEMENT AS EXHIBIT A), THE PROSPECTUSES OF THE ACQUIRED FUND, THE STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRED FUND, THE CLASS A PROSPECTUS OF THE ACQUIRING FUND AND THE STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING FUND.


    PROPOSED ACQUISITION. The Plan provides for the acquisition of all of the assets and liabilities of the Acquired Fund by the Acquiring Fund in exchange for Class A shares of the Acquiring Fund. The Plan also calls for the distribution of Class A shares of the Acquiring Fund to the Acquired Fund's Common Class and Advisor Class shareholders in liquidation of the Acquired Fund. As a result of the Acquisition, each shareholder of Common Class and Advisor Class shares of the Acquired Fund will become the owner of that number of full and fractional Class A shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the Acquired Fund as of the close of business on the date the Acquired Fund's assets and liabilities are exchanged for shares of the Acquiring Fund. See "Information About the Acquisition -- Agreement and Plan of Reorganization."

    Because the Acquiring Fund is a series of the Acquiring Trust, it does not have a Board of Trustees separate from the other series of the Acquiring Trust. Accordingly, when we refer to the "Trustees of the Acquiring Fund" or the "Board of Trustees of the Acquiring Fund" elsewhere in this Prospectus/Proxy Statement, we mean the Trustees and Board of Trustees of the Acquiring Trust.

    For the reasons set forth below under "Reasons for the Acquisition," the Board of Directors of the Acquired Fund, including the Directors of the Acquired Fund who are not "interested persons" (the "Independent Directors"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has unanimously concluded that the Acquisition would be in the best interests of the shareholders of the Acquired Fund and that the interests of the Acquired Fund's existing shareholders will not be diluted as a result of the transaction contemplated by the Acquisition. The Board of Directors therefore has submitted the Plan for approval by the Acquired Fund's shareholders. The Board of Trustees of the Acquiring Fund has also reached similar conclusions and approved the Acquisition with respect to the Acquiring Fund.

    Approval of the Acquisition will require the affirmative vote of a majority of the Acquired Fund's outstanding shares, in the aggregate without regard to class, present in person or represented by proxy. See "Voting Information." In the event that the Plan is not approved by shareholders of the Acquired Fund, the Board of Directors will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.


    TAX CONSEQUENCES. Prior to completion of the Acquisition, the Acquired Fund and the Acquiring Fund will have received an opinion of counsel that, upon the closing of the Acquisition and the transfer of the assets of the Acquired Fund, no gain or loss will be recognized by the shareholders of the Acquired Fund for Federal income tax purposes and the Acquired Fund generally will not recognize gain or loss for such purposes. The holding period and aggregate tax basis of the Acquiring Fund shares received by a Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. In addition, the holding period and aggregate tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund as a result of the Acquisition generally will be the same as in the hands of the Acquired Fund immediately prior to the Acquisition.



    INVESTMENT OBJECTIVES AND POLICIES. As disclosed herein, the Acquisition will result in certain material changes to the investment philosophy of the Acquired Fund since the Acquired Fund and the Acquiring Fund have different investment objectives and investment policies, and the Acquiring Fund has certain different investment limitations as compared to the Acquired Fund. THE MOST SIGNIFICANT DIFFERENCE IN THE WAY THE FUNDS ARE MANAGED IS THAT THE ACQUIRING FUND INVESTS AT LEAST 65% OF ITS ASSETS IN COMMON STOCKS OF COMPANIES WITH LARGE MARKET CAPITALIZATIONS, WHILE THE ACQUIRED FUND IS NORMALLY REQUIRED TO ALLOCATE AT LEAST 25% OF ITS ASSETS IN FIXED INCOME SECURITIES AND AT LEAST 25% OF ITS ASSETS IN EQUITY SECURITIES. See "Comparison of Investment Objectives and Policies -- Primary Investments" for a discussion of the impact of new
Rule 35d-1 under the 1940 Act on the Acquiring Fund's investment policies.


    The investment objective of the Acquiring Fund is long-term capital appreciation and continuity of income. The Acquiring Fund seeks to achieve its objective by investing principally in dividend-paying common stock of companies with large market capitalizations that appear to be undervalued and by diversifying its investments among different industries and different companies. The Acquiring Fund selects securities on the basis of their investment merit and their potential for appreciation in value and/or income, with a focus on stability. The investment objective of the Acquired Fund is to maximize total return (through a combination of long-term growth of capital and current income) consistent with preservation of capital. In choosing equity securities, the Acquired Fund seeks to identify companies that are attractively valued relative to their projected growth rates and/or intrinsic value. For its fixed-income investments, the Acquired Fund favors investment-grade debt securities. Consequently, the investment policies of the Acquiring Fund with respect to investments in equity securities are similar to those of the Acquired Fund, except as otherwise described herein. The investment objective of each Fund is a fundamental policy which means that it cannot be changed without shareholder approval. The other investment policies and fundamental and non-fundamental investment limitations of the Acquiring Fund are similar to those of the Acquired Fund except for differences noted below under "Comparison of Investment Objectives and Policies."

    PURCHASE AND REDEMPTION PROCEDURES. Except as otherwise indicated in this section, the Funds have similar policies with respect to purchases and redemptions of shares. Common Class and Advisor Class shares of the Acquired Fund may be purchased directly from the Acquired Fund or through a variety of financial services firms. Class A shares of the Acquiring Fund may be purchased from the Acquiring Fund directly, through the Acquiring Fund's distributor or through securities dealers. Class A shares of the Acquiring Fund may be purchased at the net asset value per share plus an initial sales charge imposed at the time of purchase and may be subject to a contingent deferred sales charge in cases where the initial sales charge was not applied because of the size of the purchase. HOWEVER, THE CLASS A SHARES ACQUIRED BY ACQUIRED FUND SHAREHOLDERS WILL NOT BE SUBJECT TO ANY SALES CHARGE AND ACQUIRED FUND SHAREHOLDERS WILL BE ABLE TO ACQUIRE ADDITIONAL CLASS A SHARES OF THE ACQUIRING FUND WITHOUT A SALES CHARGE BEING ASSESSED. The Acquired Fund requires holders of Common Class shares to maintain a minimum account balance of $500, while the minimum account size for the Class A shares of the Acquiring Fund is $250.

    In addition, both Funds offer automatic investment and withdrawal programs. The Acquired Fund's automatic investment program requires a minimum purchase of $50 on Common Class shares. The Acquiring Fund's automatic investment program on its Class A shares requires a minimum purchase of $25. The Acquired Fund offers Common Class and Advisor Class shareholders automatic withdrawal plans of $250 or more. Any Class A shareholder of the Acquiring Fund who owns or purchases shares having a current net asset value of at least $10,000 may establish a systematic withdrawal plan under which the shareholder or a third party will receive payment in amounts of $50 or greater. The Acquiring Fund also offers an automatic exchange plan pursuant to which a shareholder may authorize, in advance, the exchange of a set dollar amount of shares in one of the Credit Suisse family of funds for shares of the same class of another fund in the Credit Suisse family of funds. The minimum exchange amount under the automatic exchange plan is $50.

    You should also note that certain brokers who distribute shares of the Acquired Fund may not distribute shares of the Acquiring Fund. The Prospectus(es) of the Acquiring Fund provides additional information on purchasing shares of the Acquiring Fund.

    SALES CHARGES. Common Class shares of the Acquired Fund are sold at net asset value per share and without an initial or contingent deferred sales charge, but are subject to a 12b-1 fee of 0.25% per annum of average daily net assets. Advisor Class shares of the Acquired Fund are subject to a 12b-1 fee of up to 0.50% per annum. Class A shares of the Acquiring Fund are sold at an offering price equal to net asset value plus an initial sales charge. THE
CLASS A SHARES ISSUED TO ACQUIRED FUND SHAREHOLDERS WILL BE "LOAD-WAIVED," MEANING THAT THEY ARE NOT SUBJECT TO ANY SALES CHARGE. FORMER ACQUIRED FUND SHAREHOLDERS WILL CONTINUE TO BE ABLE TO PURCHASE ADDITIONAL CLASS A SHARES OF THE ACQUIRING FUND ON A LOAD-WAIVED BASIS. Class A shares of the Acquiring Fund are also subject to a 12b-1 fee of 0.25% per annum of average daily net assets. Each Fund has compensation type 12b-1 plans in which the distributor receives the distribution fee regardless of the cost of the distribution activities performed. See "Fee Table" below.

    EXCHANGE PRIVILEGES. The exchange privileges available to shareholders of the Acquiring Fund are similar to those available to shareholders of the Acquired Fund. Shareholders of each Fund may exchange at net asset value all or a portion of their shares for shares of the same class of other funds in the Credit Suisse family of funds at their respective net asset values. Exchanges of Common Class and Advisor Class shares may be effected by mail or by telephone; exchanges of Class A shares may be effected through an investor's financial representative. Exchanges will be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases in the fund in which shares are being purchased. The Funds reserve the right to refuse exchange purchases by any person or group if, in CSAM's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when the Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. The exchange privilege may be modified or terminated at any time upon 30 days' notice to shareholders.

    The exchange privilege is available to shareholders residing in any state in which the relevant fund's shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. No initial sales charge is imposed on the shares being acquired in an exchange.

    DIVIDENDS. The Acquiring Fund and the Acquired Fund each distribute substantially all of their respective net investment income and net realized capital gains, if any, to their respective shareholders. All distributions are reinvested in the form of additional full and fractional shares of the relevant Fund unless a shareholder elects otherwise. Each Fund typically declares and pays dividends, if any, from net investment income quarterly. Net realized capital gains (including net short-term capital gains), if any, of each Fund are typically distributed annually.


    It is expected that the Acquired Fund will pay a dividend on its Common Class and Advisor Class shares of any undistributed net investment income and capital gains, which may be substantial, immediately prior to the Closing Date. If paid as of December 5, 2001, the amount of this dividend would have been $0.021 per Common Class share of the Acquired Fund, consisting of $0.021 per share of net investment income and $0.00 per share of net realized capital gains. If paid as of December 5, 2001, the amount of the dividend would have been $0.015 per Advisor Class share of the Acquired Fund, consisting of $0.015 per share of net investment income and $0.00 per share of net realized capital gains. The amount of any dividend actually paid prior to the Closing Date may be higher or lower than this amount (perhaps materially so), depending on a number of factors, such as changes in the value of the Acquired Fund's holdings and net redemptions of the Acquired Fund's shares. See "Distributions" in the accompanying Class A Prospectus of the Acquiring Fund.


    APPRAISAL RIGHTS. Under the laws of the Commonwealth of Massachusetts, shareholders of the Acquiring Fund do not have appraisal rights in connection with a combination or acquisition of the assets of the Acquiring Fund. In addition, under the laws of the State of Maryland, shareholders of the Acquired Fund do not have appraisal rights in connection with a combination or acquisition of the assets of the Acquired Fund by another entity. Shareholders of the Acquired Fund may, however, redeem their shares at net asset value prior to the date of the Acquisition (subject only to certain restrictions set forth in the 1940 Act). See "Information on Shareholders' Rights -- Voting Rights."

RISK FACTORS

    The investment objectives of the Acquiring Fund (i.e., long-term capital appreciation and continuity of income) and the Acquired Fund (i.e., to maximize total return (through a combination of long-term growth of capital and current income) consistent with preservation of capital) are similar. The principal risk factors affecting both the Acquiring Fund and the Acquired Fund are (i) market risk and (ii) interest-rate risk. Because the Acquiring Fund invests primarily in equity securities, its return could be more volatile than that of the Acquired Fund. The Acquiring Fund may be subject to fewer risks due to its more restrictive limitations regarding borrowing, options, futures and options on futures, securities lending, special situation companies and warrants. In addition, the Acquired Fund has greater exposure to the risks associated with investing in non-U.S. securities than the Acquiring Fund as the Acquiring Fund may invest up to 10% of its total assets in non-U.S. securities, while the Acquired Fund may invest up to 15% of its total assets in non-U.S. issuers. The Acquired Fund also has greater exposure to risks associated with investing in securities of start-up and other small companies than the Acquiring Fund as the

Acquiring Fund may invest up to 10% of its total assets in such companies, while the Acquired Fund may invest in such companies without limitation. The Acquired Fund also has greater exposure to the risks associated with illiquid or restricted securities than the Acquiring Fund as the Acquiring Fund may invest up to 10% of its net assets in illiquid or restricted securities, while the Acquired Fund may invest up to 15% of its net assets in such securities. The Acquired Fund may also invest up to 10% of its net assets in non-investment grade debt securities, while the Acquiring Fund is not permitted to invest in non-investment grade debt securities. Investing in non-investment grade debt securities carries additional risks, including an increased risk of default. See the accompanying Class A Prospectus of the Acquiring Fund for a complete discussion of the risks of investing in the Acquiring Fund.

REASONS FOR THE ACQUISITION

    The Board of Directors of the Acquired Fund has unanimously determined that it is in the best interests of the Acquired Fund to effect the Acquisition. In reaching this conclusion, the Board of Directors considered a number of factors, including the following:

     1. the Acquisition will result in a single larger fund focused on long-term capital appreciation and continuity of income through investments in large cap companies that are attractively valued relative to their projected growth rates;

     2. the Acquisition may increase efficiencies, eliminating one of the two sets of prospectuses, annual reports and other documents required for two funds, although there is no guarantee that the combined fund will realize such efficiencies;


     3. in a load environment, brokers tend to perform the asset allocation function so that a balanced fund like the Acquired Fund becomes unattractive as an investment vehicle and, consequently, the Acquired Fund may not be viable as a stand-alone fund with its current policies;


     4. a larger asset base could provide portfolio management benefits, such as greater diversification to mitigate the risks of investing in a limited number of equity securities and the ability to command more attention from brokers and underwriters of portfolio securities;

     5. the performance record of the Acquiring Fund;

     6. the terms and conditions of the Acquisition;

     7. the similar investment strategy and policies of the Acquiring Fund in relation to those of the Acquired Fund with regard to equity investments;

     8. that the investment adviser, co-administrators, transfer agent, custodian, distributor, independent accountant and counsel for the Acquiring Fund are the same as that of the Acquired Fund;


     9. the federal tax consequences of the Acquisition and that a legal opinion will be rendered that no gain or loss will be recognized by the shareholders of the Acquired Fund or the Acquring Fund for Federal income tax purposes as a result of the Acquisition and that the Acquired Fund generally will not recognize gain or loss for such purposes;


    10. that the interests of shareholders of the Acquired Fund will not be diluted as a result of the Acquisition;

    11. that the expenses of the Acquisition will be borne by CSAM and/or its affiliates; and

    12. that no sales or other charges will be imposed in connection with the Acquisition.

    The Board also considered the potentially higher volatility of the Acquiring Fund due to the fact that it invests primarily in equity securities and that equity securities tend to fluctuate more in value than bonds. See the Risk/Return summary in the Acquiring Fund's Class A Prospectus for a graphical presentation of the Fund's varying returns over time.

    In light of the foregoing, the Board of Directors of the Acquired Fund, including the Independent Directors, has determined that it is in the best interests of the Acquired Fund and its shareholders to effect the Acquisition. The Board of Directors of the Acquired Fund has also determined that the Acquisition would not result in a dilution of the interests of the Acquired Fund's shareholders. In making these determinations, the Board did not give equal weight to each factor.

    The Board of Trustees of the Acquiring Fund has also determined that it is advantageous to the Acquiring Fund to effect the Acquisition. The Acquiring Fund's Board of Trustees considered, among other things, the terms and conditions of the Acquisition and representations that the Acquisition would be effected as a tax-free reorganization. Accordingly, the Board of Trustees of the Acquiring Fund, including a majority of the Independent Trustees, has determined that the Acquisition is in the best interests of the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's shareholders would not be diluted as a result of the Acquisition.

FEE TABLE


    Following are two tables showing current fees and expenses of Common Class and Advisor Class shares of the Acquired Fund, holders of which will receive Class A shares of the Acquiring Fund upon closing of the Acquisition and the fees and expenses of Class A shares of the Acquiring Fund before and after giving effect to the Acquisition. The information set forth in the table below is as of October 31, 2001. The tables do not reflect charges that institutions and financial intermediaries may impose on their customers.



                             BEFORE FEE WAIVERS AND REIMBURSEMENTS
------------------------------------------------------------------------------------------------
                                                                                   CREDIT SUISSE
                                                              ACQUIRED FUND          LARGE CAP
                                              ACQUIRING   ----------------------    VALUE FUND
                                                FUND                                 PRO FORMA
                                              ---------    COMMON      ADVISOR     CLASS A AFTER
                                              CLASS A*     CLASS*      CLASS*       ACQUISITION
                                              ---------   --------   -----------   -------------
Shareholder Transaction Expenses:
  Maximum sales charge imposed on purchases
    (as a percentage of offering price).....     None**     None         None           None**
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (as a
  percentage of original purchase price, or
  redemption proceeds, as applicable).......     None       None         None           None
------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses
  that are deducted from fund assets).......
  Management fees...........................      .58%       .90%         .90%           .57%
  12b-1 fees................................      .25%       .25%         .50%           .25%
  Other expenses............................      .31%       .97%         .97%           .34%
------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses........     1.14%      2.12%        2.37%          1.16%
------------------------------------------------------------------------------------------------


* Actual fees and expenses for the fiscal year ended October 31, 2001 are shown below. Fee waivers and expense reimbursements or credits reduced expenses for each of the Funds during their most recent fiscal years but may be discontinued at any time.

** Although the Class A shares impose a maximum sales charge of 5.75%, this charge does not apply to Class A shares received in the Acquisition or additional Class A shares of the Acquiring Fund purchased by former Acquired Fund shareholders.


                                AFTER FEE WAIVERS AND REIMBURSEMENTS
----------------------------------------------------------------------------------------------------
                                                                                       CREDIT SUISSE
                                                                    ACQUIRED FUND        LARGE CAP
                                                     ACQUIRING   -------------------    VALUE FUND
                                                       FUND                              PRO FORMA
                                                     ---------    COMMON    ADVISOR    CLASS A AFTER
                                                      CLASS A     CLASS      CLASS      ACQUISITION
                                                     ---------   --------   --------   -------------
Annual Fund Operating Expenses (expenses that are
  deducted from fund assets)
  Management fees..................................      .47%       .13%       .13%          .44%
  12b-1 fees.......................................      .25%       .25%       .50%          .25%
  Other expenses...................................      .31%       .97%       .97%          .34%
----------------------------------------------------------------------------------------------------
Net Annual Fund Operating Expenses.................     1.03%*     1.35%      1.60%         1.03%
----------------------------------------------------------------------------------------------------



* Effective February 1, 2001, CSAMSI and PFPC began providing administrative services to the Acquiring Fund. Administrative services previously were provided by DLJ Asset Management Group, Inc. ("DLJAM"), the Acquiring Fund's previous investment adviser and CSAM without charge. Although these services are now provided for a total asset rate not to exceed .18% of average daily net assets, CSAM, in connection with the Credit Suisse Group's acquisition of Donaldson, Lufkin & Jenrette ("DLJ"), agreed to limit average annual expenses of the Acquiring Fund from the date of the acquisition, November 3, 2000, until November 3, 2002 to annualized levels previously paid by the Acquiring Fund, measured over the 60-day period ended
    November 3, 2000. This limit is not reflected in "Before Fee Waivers and Reimbursements" table above, but is reflected in the "After Fee Waivers and Reimbursements" table above.

EXAMPLES

    The following examples are intended to assist an investor in understanding the various costs that an investor in each Fund will bear directly or indirectly. The examples assume payment of operating expenses at the levels set forth in the first table above (i.e., before fee waivers and expense reimbursements and credits). The examples also assume that all dividends and distributions are reinvested.

Assume you invest $10,000, each Fund returns 5% annually and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


                       ACQUIRING                                       CREDIT SUISSE LARGE
                         FUND              ACQUIRED FUND                CAP VALUE FUND PRO
                       ---------   ------------------------------             FORMA
                       CLASS A*     COMMON CLASS    ADVISOR CLASS   CLASS A AFTER ACQUISITION*
                       ---------   --------------   -------------   --------------------------
  1 Year.............   $  116         $  215          $  240                 $  118
  3 Years............      362            664             739                    368
  5 Years............      628          1,139           1,265                    638
  10 Years...........    1,386          2,452           2,706                  1,409


------------------

* The examples exclude the effect of sales charges, as Class A shares will be available to former Acquired Fund shareholders on a load-waived basis.

    The examples provide a means for an investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, each fund's actual return will vary and may be greater or less than 5.00%. These examples should not be considered representations of past or future expenses and actual expenses may be greater or less than those shown.

INFORMATION ABOUT THE ACQUISITION


    AGREEMENT AND PLAN OF REORGANIZATION. The following summary of the Plan is qualified in its entirety by reference to the Plan (Exhibit A hereto). The Plan provides that the Acquiring Fund will acquire all of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund on the Closing Date. The Closing Date is expected to be on or about March 22, 2002.


    Prior to the Closing Date, the Acquired Fund will endeavor to discharge all of its known liabilities and obligations, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund will assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities of the Acquired Fund as of the close of regular trading on The New York Stock Exchange, Inc., currently
4:00 p.m. New York City time, on the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The net asset value per share of each class of each Fund will be calculated by determining the total assets attributable to such class, subtracting the relevant class' pro rata share of the actual and accrued liabilities of a Fund and the liabilities specifically allocated to that class of shares, and dividing the result by the total number of outstanding shares of the relevant class. Each Fund will utilize the procedures set forth in its respective current Prospectus(es) or Statement of Additional Information to determine the value of their respective portfolio securities and to determine the aggregate value of each Fund's portfolio.

    On or as soon after the Closing Date as conveniently practicable, the Acquired Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date Class A shares of the Acquiring Fund received by the Acquired Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Acquired Fund's shareholders on the share records of the Acquiring Fund's transfer agent. Each account will represent the number of Class A shares of the Acquiring Fund due to each of the Acquired Fund's shareholders calculated in accordance with the Plan. After such distribution and the winding up of its affairs, the Acquired Fund will terminate as a management investment company and dissolve as a Maryland corporation.

    The consummation of the Acquisition is subject to the conditions set forth in the Plan, including approval of the Plan by the shareholders of the Acquired Fund. Notwithstanding approval by the shareholders of the Acquired Fund, the Plan may be terminated at any time at or prior to the Closing Date: (i) by mutual agreement of the Acquired Fund and the Acquiring Fund; (ii) by the Acquired Fund in the event the Acquiring Fund shall, or by the Acquiring Fund, in the event the Acquired Fund shall, materially breach any representation, warranty or agreement contained in the Plan to be performed at or prior to the Closing Date; or (iii) if a condition to the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

    Pursuant to the Plan, the Acquiring Fund has agreed to indemnify and advance expenses to each Director or officer of the Acquired Fund against money damages incurred in connection with any claim arising out of such person's services as a Director or officer with respect to matters specifically relating to the Acquisition.

    Approval of the Plan with respect to the Acquired Fund will require the affirmative vote of a majority of the Acquired Fund's outstanding shares in the aggregate without regard to class, in person or by proxy, if a quorum is present. Shareholders of the Acquired Fund are entitled to one vote for each share. If the Acquisition is not approved by shareholders of the Acquired Fund, the Board of Directors of the Acquired Fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

    DESCRIPTION OF THE ACQUIRING FUND SHARES. Shares of the Acquiring Fund will be issued to the Acquired Fund in accordance with the procedures detailed in the Plan and as described in the Acquiring Fund's Class A Prospectus and Statement of Additional Information. The Acquiring Fund, like the Acquired Fund, will not issue share certificates to its shareholders. See "Information on Shareholders' Rights" and the Class A Prospectus of the Acquiring Fund for additional information with respect to the shares of the Acquiring Fund.

    The Acquiring Fund has authorized six classes of beneficial interests, called Class A, Class B, Class C, Class D, Common Class and Advisor Class.
Class A shares of the Acquiring Fund will be issued to holders of Common Class and Advisor Class shares of the Acquired Fund. The Acquiring Fund intends to continuously offer Class A shares after consummation of the Acquisition.
Class A shares are available for purchase directly from the Acquiring Fund, through CSAMSI, the Acquiring Fund's distributor, or through securities dealers. Shares of each class of the Acquiring Fund represent equal pro rata interests in the Acquiring Fund and accrue dividends and calculate net asset value and performance quotations in the same manner.

    FEDERAL INCOME TAX CONSEQUENCES. The exchange of assets of the Acquired Fund for shares of the Acquiring Fund, followed by the distribution of these shares, is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Acquisition, the Acquiring Fund and the Acquired Fund will receive an opinion from Willkie Farr & Gallagher, counsel to each Fund, to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Acquisition:

     1. the transfer of all of the Acquired Fund's assets in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, and the distribution of the Acquiring Fund shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, will constitute a "reorganization" within the meaning of
Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     2. no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

     3. except for consequences regularly attributable to a termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund shares to the Acquired Fund's shareholders;


     4. no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their shares for Acquiring Fund shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

     5. the aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Acquired Fund pursuant to the Acquisition will be the same as the aggregate tax basis of the shares of the Acquired Fund held by such shareholder immediately prior to the Acquisition, and the holding period of the Acquiring Fund shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder (provided that such shares of the Acquired Fund were held as capital assets on the date of the Acquisition); and


     6. except for assets which must be revalued as a consequence of a termination of the Acquired Fund's taxable year, the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Acquisition, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.


    YOU SHOULD RECOGNIZE THAT AN OPINION OF COUNSEL IS NOT BINDING ON THE INTERNAL REVENUE SERVICE ("IRS") OR ANY COURT. NEITHER THE ACQUIRED FUND NOR THE ACQUIRING FUND WILL SEEK TO OBTAIN A RULING FROM THE IRS REGARDING THE TAX CONSEQUENCES OF THE ACQUISITION. ACCORDINGLY, IF THE IRS SOUGHT TO CHALLENGE THE TAX TREATMENT OF THE ACQUISITION AND WAS SUCCESSFUL, NEITHER OF WHICH IS ANTICIPATED, THE ACQUISITION COULD BE TREATED, IN WHOLE OR IN PART, AS A TAXABLE SALE OF ASSETS OF THE ACQUIRED FUND, FOLLOWED BY THE TAXABLE LIQUIDATION THEREOF.

    SHAREHOLDERS OF THE ACQUIRED FUND SHOULD CONSULT THEIR TAX ADVISORS REGARDING THE EFFECT, IF ANY, OF THE PROPOSED ACQUISITION IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES. SINCE THE FOREGOING DISCUSSION ONLY RELATES TO THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION, SHAREHOLDERS OF THE ACQUIRED FUND SHOULD ALSO CONSULT THEIR TAX ADVISORS AS TO STATE AND LOCAL TAX CONSEQUENCES, IF ANY, OF THE ACQUISITION.

    CAPITALIZATION. The following table shows the capitalization of each Fund as of October 31, 2001 and the capitalization of the Acquiring Fund on a pro forma basis as of the Closing Date, after giving effect to the Acquisition.(1)


                                                                              CREDIT SUISSE
                                                                                  LARGE
                                                                                CAP VALUE
                             ACQUIRING FUND   ACQUIRED FUND     PRO FORMA         FUND
                                (ACTUAL)         (ACTUAL)      ADJUSTMENTS      PRO FORMA
                             --------------   --------------   ------------   -------------
NET ASSETS--FUND LEVEL.....   $213,763,911     $19,505,570     $   (14,002)   $233,255,479
  Common Class(2)..........      3,420,848      19,435,241     (19,435,241)      3,420,848
  Advisor Class............             --          70,329         (70,329)             --
  Class A..................    133,664,653              --      19,491,568     153,156,221
  Class B..................     33,087,079              --              --      33,087,079
  Class C(2)...............      1,916,046              --              --       1,916,046
  Class D..................     41,675,285              --              --      41,675,285

NET ASSET VALUE
  Common Class(2)..........   $      19.95     $      9.49              --    $      19.95
  Advisor Class............             --            9.48              --              --
  Class A..................          19.96              --              --           19.96
  Class B..................          19.78              --              --           19.78
  Class C(2)...............          19.71              --              --           19.71
  Class D..................          19.98              --              --           19.98

SHARES OUTSTANDING
  Common Class(2)..........        171,442       2,048,225      (2,048,225)        171,442
  Advisor Class............             --           7,422          (7,422)             --
  Class A..................      6,695,850              --         977,233       7,673,083
  Class B..................      1,672,580              --              --       1,672,580
  Class C(2)...............         97,204              --              --          97,204
  Class D..................      2,086,207              --              --       2,086,207


------------------

(1) Assumes the Acquisition had been consummated on October 31, 2001 and is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the Acquired Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that actually will be received on or after such date.


(2) The Acquiring Fund commenced offering Class C and Common Class shares on February 28, 2000 and August 1, 2000, respectively.


TOTAL RETURNS

    Performance information is shown separately for each class of a Fund. Total return is a measure of the change in value of an investment in a fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the fund rather than paid to the investor in cash. The formula for total return used by a fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the fund that would be purchased by a hypothetical $1,000 investment in the fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the redeemable value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. It is assumed that with respect to Class A shares of the Acquiring Fund, the maximum initial sales charge of 5.75% was deducted at the time of investment. Total return may be stated with or without giving effect to any expense limitations in effect for a fund.


    The following table reflects the average annual total return (excluding sales charges) for the 1-, 3-, 5- and 10-year periods ending October 31, 2001 for each Fund:



                                                                    ACQUIRED FUND
                                         ACQUIRING FUND     ------------------------------
                                             CLASS A         COMMON CLASS    ADVISOR CLASS
                                        -----------------   --------------   -------------
Average Annual Total Return(1):
  1-Year..............................        -10.48%           -13.67%          -13.87%
  3-Year..............................          3.55%             2.10%            1.77%
  5-Year..............................         11.54%             6.02%            5.67%
  10-Year.............................         12.41%             9.33%           10.04%(2)


------------------

(1) If CSAM or its predecessor had not temporarily waived fees and reimbursed expenses, the cumulative total return of each Fund for the periods shown would have been lower.


(2) Since inception date, July 31, 1995



SHARE OWNERSHIP OF THE FUNDS


    As of January 11, 2002 (the "Record Date"), the officers, Trustees or Directors of the Acquired Fund and the Acquiring Fund beneficially owned as a group less than 1% of the outstanding securities of the relevant Fund. To the best knowledge of a Fund, as of the Record Date, no shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934

(the "1934 Act")), except as set forth below, owned beneficially or of record more than 5% of the outstanding shares of a class of the funds.


                                  PERCENT OWNED
                                AS OF RECORD DATE
NAME                           -------------------
----                            COMMON    ADVISOR
ACQUIRED FUND                   CLASS      CLASS     CLASS A    CLASS B    CLASS C    CLASS D
-------------                  --------   --------   --------   --------   --------   --------
Charles Schwab & Co Inc. *       32.79%        --         --         --         --         --
  Special Custody Account For
  The Exclusive Benefit of
  Customers
  Att: Mutual Funds
  101 Montgomery Street
  San Francisco, CA
  94104-4122
Nat'l Financial SVCS Corp. *     12.41%        --         --         --         --         --
  FBO Customers
  Church St. Station
  P.O. Box 3908
  New York, NY 10008-3908
Prudential Securities Inc.*      12.82%        --         --         --         --         --
  For Exclusive Benefit of
  Customers PC
  1 New York Pl. 2
  New York, NY 10004-1901
Nat'l Financial SVCS Corp.*         --      47.61%        --         --         --         --
  FBO Customers
  Church St. Station
  P.O. Box 3908
  New York, NY 10008-3908
CNA Trust Corporation*              --       5.04%        --         --         --         --
  FBO Omnibus Reinvest
  P.O. Box 5024
  Costa Mesa, CA 92628-5024
Donaldson Lufkin Jenrette           --      34.70%        --         --         --         --
  Securities Corporation Inc.
  P.O. Box 2052
  Jersey City, NJ 07303-2052
Donaldson Lufkin Jenrette*          --      12.07%        --         --         --         --
  Securities Corporation Inc.
  P.O. Box 2052
  Jersey City, NJ 07303-2052

ACQUIRING FUND
--------------
                                    --         --         --         --    % 12.24         --
Donaldson Lufkin Jenrette*
  Securities Corporation Inc.
  P.O. Box 2052
  Jersey City, NJ 07303-2052
Donaldson Lufkin Jenrette*          --         --         --         --      14.68%        --
  Securities Corporation Inc.
  P.O. Box 2052
  Jersey City, NJ 07303-2052

                                  PERCENT OWNED
                                AS OF RECORD DATE
NAME                           -------------------
----                            COMMON    ADVISOR
ACQUIRED FUND                   CLASS      CLASS     CLASS A    CLASS B    CLASS C    CLASS D
-------------                  --------   --------   --------   --------   --------   --------
Fidelity Investment                 --         --         --         --         --     100.00%
  Institutional*
  Operations CNT As Agent For
  Certain
  Employee Benefit Plans
  1000 Magellan Way
  Covington, KY 41505-19999


------------------

* Each Fund believes that these entities are not the beneficial owners of shares held of record by them.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

    The following discussion is based upon and qualified in its entirety by the disclosures in the respective Prospectuses and Statements of Additional Information of the Acquiring Fund and the Acquired Fund.

    INVESTMENT OBJECTIVES. The investment objective of the Acquired Fund is to maximize total return (through a combination of long-term growth of capital and current income) consistent with preservation of capital. The investment objective of the Acquiring Fund is long-term capital appreciation and continuity of income. Each Fund's investment objective is a fundamental policy that cannot be changed without the approval of the respective shareholders. There can be no assurance that either Fund will achieve its investment objective.

    PRIMARY INVESTMENTS. The Acquired Fund seeks to achieve its investment objective by allocating its assets among a diversified mix of equity and fixed-income securities. The Acquired Fund is normally required to allocate at least 25% of its assets in equity securities and at least 25% of its assets in fixed-income securities, and the Acquired Fund typically invests more than 25% of its assets in fixed-income securities. In choosing equity securities, the Acquired Fund employs both growth and value investment styles, seeking to invest in companies that are attractively valued relative to their projected growth rates and/or intrinsic value of their assets. The Acquired Fund focuses on large U.S. companies comparable in size to those in the S&P 500. For its fixed income investments, the Acquired Fund favors investment-grade debt securities.


    The Acquiring Fund seeks to achieve its objective by investing in securities based on their investment merit and their potential for appreciation in value and/or income, with a focus on stability. The Acquiring Fund invests principally in dividend paying common stock of companies with large market capitalizations, at the time of investment that appear to be undervalued, and diversifies its investments among different industries and different companies. At least

65% of the Acquiring Fund's assets are generally invested in equity securities of U.S. companies with large market capitalizations. The Acquiring Fund may also invest in debt securities that are of investment grade quality at the time of purchase (including bonds, debentures, notes and asset and mortgage-backed securities), U.S. government securities, municipal securities (including general and special obligation and industrial revenue bonds) and money market instruments. The Acquiring Fund considers a large company to be one whose market capitalization exceeds that of the smallest company in the Russell 1000 Index at the time of purchase. Some companies may decline in value after the Acquiring Fund has purchased their securities. These companies would continue to be considered large companies, and the Acquiring Fund is not required to dispose of them. A portion of the Acquiring Fund's assets may be invested in debt securities that are investment-grade.



    Except for the Acquiring Fund's policy of investing at least 65% of its assets in equity securities of U.S. companies with large market capitalizations and its ability to invest up to 35% of its assets in debt securities, it is not currently expected that the Acquiring Fund will revise any of its investment objectives and policies following the Acquisition. Recently, the SEC adopted Rule 35d-1 under the 1940 Act. Under that Rule, the Acquiring Fund will be required (so long as it keeps its current name) to invest at least 80% of its assets in equity securities of U.S. large cap companies, except for temporary defensive purposes. CSAM expects to recommend that the Board of the Acquiring Fund adopt a non-fundamental policy of investing at least 80% of its assets in equity securities of U.S. large cap companies and, in conjunction with it, to reduce the maximum amount that, under normal market conditions, can be invested in debt securities from 35% to 20% of net assets. If approved by the Board, this policy would be implemented prior to July 31, 2002, the date compliance with Rule 35d-1 becomes required. Implementation of these policies is not expected to have a material impact on the Acquiring Fund.


    INVESTMENT LIMITATIONS. The Acquired Fund and the Acquiring Fund have adopted certain fundamental and non-fundamental investment limitations. Fundamental investment limitations may not be changed without the affirmative vote of the holders of a "majority" (within the meaning of the 1940 Act) of the relevant Fund's outstanding shares. Each Fund has substantially similar investment limitations with respect to: investing in a single industry; investing in a single issuer; making loans; underwriting securities; purchasing or selling real estate; making investments for the purpose of exercising control or management, investing in commodities and purchasing securities on margin. Each Fund has different fundamental investment limitations with respect to borrowing as the Acquiring Fund is limited to 15% of its total assets (5% if the borrowing is for purposes other than to meet redemptions), while the Acquired Fund's borrowing is limited to 30% of its total assets. While the Acquired Fund has fundamental limitations which prohibits investing more than 15% of its net assets in securities which may be illiquid because of legal or contractual restrictions on resale for which there are no readily available market quotations, the Acquiring Fund is subject to a 10% fundamental limitation in restricted securities or other instruments not having a ready market. While the Acquiring Fund has fundamental investment limitations which prohibits investing more than 10% of its total assets in securities of any issuer which has a record of less than three years of continuous operations, the Acquired Fund has no stated limitation in this context. While the Acquired Fund has fundamental investment limitations which prohibits making short sales of securities or maintaining a short position, except in limited circumstances, the Acquiring Fund has no stated fundamental limitation in this context.

    CERTAIN INVESTMENT PRACTICES. For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice. The specific risks associated with each of the investment practices described below are defined for the Acquiring Fund in the Acquiring Fund's Class A Prospectus, which accompanies this Prospectus/Proxy Statement, and for the Acquired Fund in the Acquired Fund's Prospectuses.

    Key to Table:

/X/      Permitted without limitation; does not indicate actual use

20% Italic type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

/ / Permitted, but not expected to be used to a significant extent

--       Not permitted

----------------------------------------------------------------------------------------
                                                                   LIMIT
INVESTMENT PRACTICE
----------------------------------------------------------------------------------------
                                                        ACQUIRING          ACQUIRED
                                                          FUND               FUND
                                                    -----------------  -----------------

BORROWING. The borrowing of money from banks to            15%                30%
meet redemptions or for other temporary or
emergency purposes. SPECULATIVE EXPOSURE RISK.

FOREIGN SECURITIES. Securities of foreign issuers.         10%                15%
May include depositary receipts. CURRENCY,
INFORMATION, LIQUIDITY, MARKET, OPERATIONAL,
POLITICAL, VALUATION RISKS.

----------------------------------------------------------------------------------------
                                                                   LIMIT
INVESTMENT PRACTICE
----------------------------------------------------------------------------------------
                                                        ACQUIRING          ACQUIRED
                                                          FUND               FUND
                                                    -----------------  -----------------
FUTURES AND OPTIONS ON FUTURES. Exchange-traded            --                 / /
contracts that enable a fund to hedge against or
speculate on future changes in currency values,
interest rates or stock indexes. Futures obligate
the fund (or give it the right, in the case of
options) to receive or make payment at a specific
future time based on those future changes.(1)
CORRELATION, CURRENCY, HEDGED EXPOSURE,
INTEREST-RATE, MARKET, SPECULATIVE EXPOSURE
RISKS.(2)

INVESTMENT-GRADE DEBT SECURITIES. Debt securities          35%                75%
rated within the four highest grades (AAA/Aaa
through BBB/ Baa) by Standard & Poor's or Moody's
rating service, and unrated securities of
comparable quality. CREDIT, INTEREST-RATE, MARKET
RISKS.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Debt          35%                75%
securities backed by pools of mortgages, including     (investment
pass-through certificates and other senior classes       grade)
of collateralized mortgage obligations (CMOs), or
other receivables. CREDIT, EXTENSION,
INTEREST-RATE, LIQUIDITY, PREPAYMENT RISKS.

NON-INVESTMENT-GRADE DEBT SECURITIES. Debt                 --                 10%
securities and convertible securities rated below
the fourth-highest grade (BBB/Baa) by Standard &
Poor's or Moody's rating service, and unrated
securities of comparable quality. Commonly
referred to as junk bonds. CREDIT, INFORMATION,
INTEREST-RATE, LIQUIDITY, MARKET, VALUATION RISKS.

OPTIONS. Instruments that provide a right to buy           / /                25%
(call) or sell (put) a particular security or an
index of securities at a fixed price within a
certain time period. A fund may purchase and write
both put and call options for hedging or
speculative purposes.(1) CORRELATION, CREDIT,
HEDGED EXPOSURE, LIQUIDITY, MARKET, SPECULATIVE
EXPOSURE RISKS.

REAL-ESTATE INVESTMENT TRUSTS (REITS). Pooled              --                 / /
investment vehicles that invest primarily in
income-producing real estate or
real-estate-related loans or interests. CREDIT,
INTEREST RATE, MARKET RISKS.

RESTRICTED AND OTHER ILLIQUID SECURITIES.                  10%                15%
Securities with restrictions on trading, or those
not actively traded. May include private
placements. LIQUIDITY, MARKET, VALUATION RISKS.

----------------------------------------------------------------------------------------
                                                                   LIMIT
INVESTMENT PRACTICE
----------------------------------------------------------------------------------------
                                                        ACQUIRING          ACQUIRED
                                                          FUND               FUND
                                                    -----------------  -----------------
SECURITIES LENDING. Lending portfolio securities           --               33 1/3%
to financial institutions; a fund receives cash,
U.S. government securities or bank letters of
credit as collateral. CREDIT, LIQUIDITY, MARKET,
OPERATIONAL RISKS.

SHORT SALES "AGAINST THE BOX". A short sale where          10%                10%
the fund owns enough shares of the security
involved to cover the borrowed securities, if
necessary. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE
RISKS.

SPECIAL-SITUATION COMPANIES. Companies                     --                 / /
experiencing unusual developments affecting their
market values. Special situations may include
acquisition, consolidation, reorganization,
recapitalization, merger, liquidation, special
distribution, tender or exchange offer, or
potentially favorable litigation. Securities of a
special-situation company could decline in value
and hurt a fund's performance if the anticipated
benefits of the special situation do not
materialize. INFORMATION, MARKET RISKS.

START-UP AND OTHER SMALL COMPANIES. Companies with         10%                /X/
small relative market capitalizations, including
those with continuous operations of less than
three years. INFORMATION, LIQUIDITY, MARKET,
VALUATION RISKS.

TEMPORARY DEFENSIVE TACTICS. Placing some or all           --                 / /
of a fund's assets in investments such as
money-market obligations and investment-grade debt
securities for defensive purposes. Although
intended to avoid losses in adverse market,
economic, political or other conditions, defensive
tactics might be inconsistent with a fund's
principal investment strategies and might prevent
a fund from achieving its goal.

WARRANTS. Options issued by a company granting the         --                 15%
holder the right to buy certain securities,
generally common stock, at a specified price and
usually for a limited time. LIQUIDITY, MARKET,
SPECULATIVE EXPOSURE RISKS.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS.            / /                20%
The purchase or sale of securities for delivery at
a future date; market value may change before
delivery. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE
RISKS.

----------------------------------------------------------------------------------------
                                                                   LIMIT
INVESTMENT PRACTICE
----------------------------------------------------------------------------------------
                                                        ACQUIRING          ACQUIRED
                                                          FUND               FUND
                                                    -----------------  -----------------
ZERO-COUPON BONDS. Debt securities that pay no             --                 / /
cash income until maturity and are issued at a
discount from maturity value. At maturity, the
entire return comes from the difference between
purchase price and maturity value. INTEREST-RATE,
MARKET RISKS.

------------------

(1) The Funds are not obligated to pursue any hedging strategy and do not represent that these techniques are available now or will be available at any time in the future.

(2) The Acquired Fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

DETERMINATION OF NET ASSET VALUE OF SHARES OF THE ACQUIRING FUND

    The net asset value ("NAV") of each class of shares of the Acquiring Fund is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by taking the sum of a class's total assets, subtracting liabilities, and dividing by the total number of shares of each class outstanding. The Acquiring Fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value. Some securities of the Acquiring Fund may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the Acquiring Fund does not compute its price. This could cause the value of the Acquiring Fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

MANAGEMENT OF EACH FUND

    CSAM, located at 466 Lexington Avenue, 16th Floor, New York, New York 10017-3174, provides investment advisory services to both Funds under separate advisory agreements. CSAM became the investment adviser to the Acquiring Fund on November 3, 2000 in connection with the Credit Suisse Group's acquisition of DLJ. Prior to that time, the investment adviser to the Acquiring Fund was DLJAM. The specific persons at CSAM who are responsible for the day-to-day management of the Acquiring Fund are described in the Class A Prospectus of the Acquiring Fund, which accompanies this Prospectus/ Proxy Statement.


    In addition, PFPC and CSAMSI provide accounting and co-administrative services as applicable to each Fund. PFPC and CSAMSI provide certain financial administration, accounting, administrative, personnel and other services necessary to operate the Acquired Fund. CSAMSI and PFPC became the co-administrators of the Acquiring Fund effective February 1, 2001. CSAMSI and PFPC became the co-administrators to the Acquired Fund on November 1, 1999. Prior to that, Counsellors Funds Service, Inc. served as administrator to the Acquired Fund. CSAMSI is the distributor of both Funds, having served in that capacity for the Acquiring Fund since December 18, 2000. PFPC serves as the shareholder servicing, transfer and dividend disbursing agent to the Class A, B, C and D shares of the Acquiring Fund. Boston Financial Data Services, Inc. serves as the shareholder servicing, transfer and dividend disbursing agent to the Common Class and Advisor Class shares of the Acquiring Fund and in the same capacity for all shares of the Acquired Fund. State Street Bank and Trust Company serves as the custodian to each Fund.

    The Acquired Fund pays a management fee to CSAM of .90% of average daily net assets on both is Common Class and Advisor Class shares and the Acquiring Fund pays a management fee to CSAM of .58% of average net assets on its Class A shares. In addition to the .90% advisory fee payable to CSAM, the Acquired Fund pays a co-administration fee to CSAMSI of .10% of average daily net assets of its shares. On February 1, 2001, the Board of Trustees of the Acquiring Fund approved the same fee structure for the Acquiring Fund. CSAM and CSAMSI have, however, agreed to waive their respective fees as described below. On February 1, 2001, the Board of Trustees of the Acquiring Fund approved the payment to PFPC of a fee calculated at an annual rate of .075% of its first $500 million,
 .065% of the next $1 billion and .055% over $1.5 billion of the average daily net assets (exclusive of out-of-pocket expenses). The fees payable to PFPC by the Acquired Fund are identical to the fees payable to PFPC by the Acquiring Fund. In connection with the Credit Suisse Group's acquisition of DLJ and its subsidiary DLJAM, CSAM agreed to limit the average annual expenses of the Acquiring Fund from the date of the acquisition, November 3, 2000, until November 3, 2002 to the annualized levels previously paid by the Acquiring Fund, measured over the 60-day period ended on November 3, 2000.

    Each class of shares of a Fund bears its proportionate share of fees payable to CSAM, CSAMSI and PFPC in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation. These fees are calculated at an annual rate based on a percentage of a Fund's average daily net assets.

INTEREST OF CSAM IN THE ACQUISITION


    CSAM may be deemed to have an interest in the Plan and the Acquisition because it provides investment advisory services to each Fund. CSAM receives compensation from each Fund for services it provides pursuant to separate advisory agreements. The terms and provisions of these arrangements are described in each Fund's Prospectus and Statement of Additional Information. Future growth of the assets of the Acquiring Fund, if any, can be expected to increase the total amount of fees payable to CSAM and its affiliates and to reduce the amount of fees and expenses required to be waived to maintain total fees and expenses of the Acquiring Fund at agreed upon levels. CSAM may also be deemed to have an interest in the Plan and the Acquisition because, as of the Record Date, it or one or more of its affiliates possessed or shared voting power or investment power as a beneficial owner or as a fiduciary on behalf of its customers or employees in the Acquired Fund (see "Information About the Acquisition -- Share Ownership of the Funds" above). CSAM and its affiliates have advised the Acquired Fund that they intend to vote the shares over which they have voting power at the Special Meeting (i) in the manner instructed by customers for which such shares are held or (ii) in the event that such instructions are not received or where shares are held directly on behalf of employees, in the same proportion as votes cast by other shareholders. As of January 11, 2002, CSAM had discretionary power to dispose of securities over accounts, which held in the aggregate 14,737 shares or .74% of the Acquired Fund's outstanding shares. See "Voting Information."


    CSAM may also be deemed to have an interest in the Plan and Acquisition because its affiliate, CSAMSI, serves as the co-administrator and distributor for both of the Funds. As such, CSAMSI receives compensation for its services.

INFORMATION ON SHAREHOLDERS' RIGHTS

    GENERAL. The Funds are both open-end management investment companies registered under the 1940 Act. The Acquiring Fund is a series of a Massachusetts business trust, governed by its Amended and Restated Agreement and Declaration of Trust, dated February 22, 1996 (the "Declaration of Trust"), By-Laws and Board of Trustees. The Acquired Fund is a Maryland corporation organized on January 29, 1996 and is governed by its Articles of Incorporation, By-Laws and Board of Directors. Each Fund is also governed by applicable state and federal law. The Acquiring Fund has an unlimited number of transferable shares of beneficial interest with par value of $.01 per share. The Acquired Fund has an authorized capital of three billion shares of common stock with a par value of $.001 per share, of which one billion are designated Common Class and two billion are designated Advisor Class. In each Fund, shares represent interests in the assets of the relevant Fund and have identical voting, dividend, liquidation and other rights (other than as set forth below) on the same terms and conditions except that expenses related to the distribution of each class of shares of the relevant Fund are borne solely by such class and each class of shares has exclusive voting rights with respect to provisions of such Fund's Rule 12b-1 distribution plan, if any, pertaining to that particular class.

    MULTI-CLASS STRUCTURE. Each Fund is authorized to offer multiple classes. The Acquired Fund offers Common Class and Advisor Class shares. The Acquiring Fund offers Class A, Class B, Class C, Class D, Common Class and Advisor Class shares and expects to continue to offer shares of each class (other than Common Class) following the Acquisition.

    TRUSTEES/DIRECTORS. The Declaration of Trust of the Acquiring Fund and the By-Laws of the Acquired Fund provide that the term of office of each Trustee or Director, respectively, shall be from the time of his or her election and qualification until his or her successor shall have been elected and shall have qualified. In the case of the Acquiring Fund, the Trustees have the power to set and alter their terms of office, and at any time to lengthen or shorten their own terms or make their terms of unlimited duration. Trustees of the Acquiring Fund may be removed by at least two-thirds of the shares entitled to vote. Directors of the Acquired Fund may be removed by a majority of the shares entitled to vote. Vacancies on the Boards of either Fund may be filled by the Trustees/Directors remaining in office, provided that no vacancy or vacancies may be filled by action of the remaining Trustees/Directors if, after the filling of the vacancy or vacancies, fewer than two-thirds of the Trustees/Directors then holding office shall have been elected by the shareholders of the relevant Fund. A meeting of shareholders will be required for the purpose of electing Trustees/Directors whenever (a) fewer than a majority of the Trustees/ Directors then in office were elected by shareholders of the relevant Fund or (b) a vacancy exists that may not be filled by the remaining Trustees/Directors and must be filled.

    VOTING RIGHTS. Neither Fund holds a meeting of shareholders annually, and there normally is no meeting of shareholders for the purpose of electing Trustees/Directors unless and until such time as less than a majority of the Trustees/Directors of the relevant Fund holding office have been elected by shareholders or a vacancy exists that may not be filled by the remaining Trustees/Directors. At such times, the Trustees or Directors then in office will call a shareholders' meeting for the election of Trustees/Directors.

    In addition, the Acquired Fund's By-Laws provide that a special meeting of shareholders will be called at the written request of shareholders entitled to cast at least 10% percent of the votes entitled to be cast at the meeting, provided, however, if the matter to be considered at such special meeting is substantially the same as another voted on at any special meeting of stockholders held in the last twelve months, the Acquired Fund does not have to hold the meeting unless requested to do so by a majority of the stockholders entitled to vote. Payment by such shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting is required in advance of the meeting. The Acquiring Fund's Declaration of Trust provides that a special meeting of shareholders will be called at the written request of shareholders holding at least 10% of the outstanding shares of the Acquiring Fund. To the extent required by law, each Fund will assist in shareholder communications in such matters. The presence, in person or by proxy, of at least one-third of the outstanding shares of the Acquired Fund entitled to vote at a shareholder meeting will constitute a quorum whereas the presence, in person or by proxy, of at least a majority of shares of the Acquiring Fund entitled to vote at a meeting will constitute a quorum.

    LIQUIDATION OR TERMINATION. In the event of the liquidation or termination of either Fund, the shareholders of the relevant Fund are entitled to receive, when and as declared by the Trustees or Directors, the excess of the assets over the liabilities belonging to such Fund. In either case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares held by them and recorded on the books of such Fund.

    LIABILITY OF TRUSTEES OR DIRECTORS. The constituent documents of each Fund provide that its Trustees/Directors and officers shall not be liable in such capacity for monetary damages for breach of fiduciary duty as a Trustee/Director or officer, except for willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his office or the discharge of his functions on the part of such Trustee, Director or officer. The constituent instruments of each Fund provide that the relevant Fund shall indemnify each Trustee/Director and officer and permit advances for the payment of expenses relating to the matter for which indemnification is sought, in the case of the Acquired Fund, to the fullest extent permitted by applicable law and, in the case of both Funds, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties in the conduct of his office or the discharge of his functions on the part of such Trustee/Director or officer.

    RIGHTS OF INSPECTION. Maryland law permits any shareholder of the Acquired Fund or any agent of such shareholder to inspect and copy, during usual business hours, the By-Laws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements of the Acquired Fund on file at its principal offices. Massachusetts business trust law does not have such provisions. However, the Acquiring Fund's Declaration of Trust provides that the records of the Acquiring Fund shall be open to inspection by shareholders to the same extent as is permitted to stockholders of a corporation under the Massachusetts business corporation statute.

    SHAREHOLDER LIABILITY. Under Maryland law, shareholders of the Acquired Fund do not have personal liability for corporate acts and obligations. Massachusetts law provides that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for the obligation of the Acquiring Fund. However, the Declaration of Trust of the Acquiring Fund disclaims shareholder liability for acts or obligations of the Acquiring Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by such Fund or a Trustee. The Plan contains such a disclaimer. The Declaration of Trust of the Acquiring Fund provides for indemnification from the Acquiring Fund's property for all losses and expenses arising from such liability. Thus, the risk of shareholder liability is limited to circumstances in which the Acquiring Fund would be unable to meet its obligations. Upon payment of any liability incurred by the Acquiring Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Acquiring Fund.


    THE FOREGOING IS ONLY A SUMMARY OF CERTAIN CHARACTERISTICS OF THE OPERATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND. THE FOREGOING IS NOT A COMPLETE DESCRIPTION OF THE DOCUMENTS CITED. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THE CONSTITUENT DOCUMENTS AND STATE LAWS GOVERNING EACH FUND FOR A MORE THOROUGH DESCRIPTION.

CONCLUSION

    The Plan was approved by the Board of Directors of the Acquired Fund and by the Board of Trustees of the Acquiring Fund on November 12, 2001. The Boards of each Fund determined that the Acquisition is in the best interests of shareholders of their respective Fund and that the interests of existing shareholders of the Acquired Fund and the Acquiring Fund would not be diluted as a result of the Acquisition. If the shareholders of the Acquired Fund do not approve the Plan or if the Acquisition is not completed, the Acquired Fund will continue to engage in business as a registered investment company and the Board of the Acquired Fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

REQUIRED VOTE

    Approval of the Plan requires the affirmative vote of a majority of the Acquired Fund's outstanding shares in the aggregate without regard to class, in person or by proxy, if a quorum is present.

    In the event that shareholder approval of the Plan is not obtained, the Board of the Acquired Fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

    THE BOARD OF DIRECTORS OF THE ACQUIRED FUND, INCLUDING THE DIRECTORS WHO ARE NOT "INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE 1940 ACT) RECOMMENDS THAT YOU VOTE FOR THIS PROPOSAL.

                             ADDITIONAL INFORMATION

    The Acquiring Fund and the Acquired Fund are each subject to the informational requirements of the 1934 Act and the 1940 Act and in accordance therewith file reports and other information including proxy material, reports and charter documents, with the SEC. These materials can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the New York Regional Office of the SEC at 233 Broadway New York, New York. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates. The
Class A Prospectus and the Statement of Additional Information for the Acquiring Fund, along with related information, may be found on the SEC website as well (http://www.sec.gov).

                               VOTING INFORMATION


    This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of the Acquired Fund to be used at the Special Meeting of Shareholders of the Acquired Fund to be held at 2 p.m. on March 19, 2002, at the offices of the Acquired Fund, 466 Lexington Avenue, 16th Floor, New York, New York 10017-3147 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Special Meeting and proxy card(s), is first being mailed to shareholders of the Acquired Fund on or about January 24, 2002. Only shareholders of record as of the close of business on January 11, 2002 (the "Record Date") will be entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. As of January 11, 2002, the Acquired Fund had the following shares outstanding and entitled to vote: 1,992,414 Common Class shares and 7,453 Advisor Class shares. The holders of a majority of the shares of the Acquired Fund outstanding at the close of business on Record Date present in person or represented by proxy will constitute a quorum for the Special Meeting of the Acquired Fund. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a vote against the Plan for purposes of obtaining the requisite approval of the Plan because they are not affirmative votes. If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Executed, but unmarked proxies (i.e., executed proxies in which there is no indication of the shareholder's voting instructions) will be voted FOR approval of the Plan and FOR approval of any other matters deemed appropriate. A proxy may be revoked at any time on or before the Special Meeting by the subsequent execution and submission of a revised proxy, by written notice to Hal Liebes, Secretary of the Acquired Fund, 466 Lexington Avenue, New York, New York 10017-3147 or by voting in person at the Special Meeting.



    CSAM has retained D.F. King & Co. to solicit proxies. Proxy solicitations will be made primarily by mail, but proxy solicitations also may be made by telephone, facsimile or personal interviews conducted by officers and employees of CSAM and its affiliates. All expenses of the Acquisition, which are currently estimated to be $130,000, including the costs of the proxy solicitation and the preparation of enclosures to the Prospectus/Proxy Statement, reimbursement of expenses of forwarding solicitation material to beneficial owners of shares of the Acquired Fund and expenses incurred in connection with the preparation of this Prospectus/Proxy Statement, will be borne by CSAM or its affiliates (excluding extraordinary expenses not normally associated with transactions of this type). It is anticipated that banks, brokerage houses and other institutions, nominees and fiduciaries will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. CSAM or its affiliates, may, upon request, reimburse banks, brokerage houses and other institutions, nominees and fiduciaries for their expenses in forwarding proxy materials to beneficial owners.



    In the event that a quorum necessary for the Special Meeting is not present or sufficient votes to approve any proposal are not received prior to 2 p.m. on March 19, 2002, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares of the Acquired Fund present in person or by proxy and entitled to vote at the Special Meeting. The persons named as proxies will vote upon a decision to adjourn the Special Meeting after consideration of the best interests of all shareholders of the Acquired Fund.


    As of January 11, 2002, CSAM (or its affiliates) possessed or shared voting power or investment power as a fiduciary on behalf of its customers, with respect to the Acquired Fund as set forth above under "Information About the Acquisition -- Share Ownership of the Acquired Fund."

                                 OTHER BUSINESS

    The Board of Directors knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed Proxy Card(s).

    The approval of shareholders of the Acquiring Fund is not required in order to affect the Acquisition and, accordingly, the votes of the shareholders of the Acquiring Fund are not being solicited by this Prospectus/Proxy Statement.

                        FINANCIAL STATEMENTS AND EXPERTS


    The audited Statement of Assets and Liabilities of each Fund as of October 31, 2001, including their respective schedules of portfolio investments and the related statements of operations for the year and/or period then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years (or such shorter period as the relevant Fund, or share class, has been in existence) in the period then ended, have been incorporated by reference into this Prospectus/Proxy Statement in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants for the Acquired Fund since inception and for the Acquiring Fund for the year ended October 31, 2001, and upon the report of Ernst & Young LLP, independent accountants for the Acquiring Fund with respect to the Statement of Changes in Net Assets for the year ended October 31, 2000 and Financial Highlights for each of the four years in the period ended October 31, 2000 given on the authority of such firms as experts in accounting and auditing.


                              ADDITIONAL MATERIALS


    The following additional materials, which have been incorporated by reference into the Statement of Additional Information, dated January 18, 2002, relating to this Prospectus/Proxy Statement and the Acquisition, will be sent to all shareholders of the Acquired Fund requesting a copy of such Statement of Additional Information.


    1. The current Statement of Additional Information for the Acquiring Fund, dated February 28, 2001, as supplemented as of the date hereof.

    2. The current Statement of Additional Information for the Acquired Fund, dated February 28, 2001, as supplemented as of the date hereof.

                                 LEGAL MATTERS

    Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, counsel to the Acquiring Fund. In rendering such opinion, Willkie Farr & Gallagher may rely on an opinion of Sullivan & Worcester LLP as to certain matters under Massachusetts law.

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION


    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 15th day of January 2002, between and among Credit Suisse Capital Funds (formerly the DLJ Focus Funds), a Massachusetts business trust (the "Acquiring Trust"), for and on behalf of its series, Credit Suisse Large Cap Value Fund (formerly the DLJ Value Fund) (the "Acquiring Fund"), Credit Suisse Balanced Fund, Inc., a Maryland corporation (the "Acquired Fund") and, solely for purposes of Section 4.3, 5.8 and 9.2 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware ("CSAM").


    This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Acquired Fund (collectively, the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A shares of beneficial interest (the "Shares") of the Acquiring Fund, and the assumption by the Acquiring Fund of liabilities of the Acquired Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Fund ("Acquiring Fund Shares") to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

    As the Acquiring Fund is a series of the Acquiring Trust, all parties to this Agreement acknowledge and accept that the Acquiring Fund does not have a Board of Trustees or officers separate from the other series of the Acquiring Trust. Accordingly, all representations, warranties, covenants and/or other obligations made by the Acquiring Fund in this Agreement are expressly understood by all parties to this Agreement as being made by the Trustees or officers of the Acquiring Trust, as applicable, in their respective capacities as Trustees or officers (and not in their individual capacities) for, and on behalf of, the Acquiring Fund.

    WHEREAS, the Board of Directors of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

    WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

    NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. Transfer of Assets of the Acquired Fund in Exchange for Acquiring Fund Shares and Assumption of the Acquired Fund's Liabilities and Liquidation of the Acquired Fund

    1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class of the Acquired Fund determined by dividing the value of the Acquired Fund's net assets attributable to each such class of shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the applicable class; and
(ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph
1.3. Such transactions shall take place at the closing provided for in paragraph
3.1 (the "Closing").

    1.2 (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing date provided in paragraph 3.1 (the "Closing Date").

    (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Acquired Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objective, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

    1.3 The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on unaudited statements of assets and liabilities of the Acquired Fund and the Acquiring Fund prepared by PFPC, Inc. ("PFPC"), the accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.10 hereof.

    1.4 As soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund's shareholders representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2.2. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

    1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectuses and statement of additional information.

    1.6 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

    1.7 Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the applicable Closing Date and such later date on which the Fund is terminated.

2.  Valuation

    2.1 The value of the Acquired Fund's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquired Fund's then current prospectus or statement of additional information.

    2.2 (a) The number of Shares of the Class A of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for Common Class shares of the Acquired Fund shall be determined by dividing the value of the net assets of the Acquired Fund attributable to its Common Class shares determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Class A of the Acquiring Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectuses or statement of additional information.

    (b) The number of Shares of the Class A of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for Advisor Class shares of the Acquired Fund shall be determined by dividing the value of the net assets of the Acquired Fund attributable to its Advisor Class shares determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Class A of the Acquiring Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectuses or statement of additional information.

    2.3 All computations of value with respect to the Acquiring Fund and the Acquired Fund shall be made by PFPC in accordance with its regular practice as pricing agent for the Acquiring Fund.

3.  Closing and Closing Date


    3.1 The Closing Date for the Reorganization shall be March 22, 2002, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held as of 4:00 p.m., at the offices of Willkie Farr & Gallagher or at such other time and/or place as the parties may agree.

    3.2 The custodian for the Acquiring Fund (the "Custodian") shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

    3.3 In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or
(b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the applicable Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

    3.4 The Acquired Fund shall deliver at the Closing a list of the names and addresses of the Acquired Fund's shareholders and the number and class of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide evidence that such information has been provided to the Acquiring Fund's transfer agent. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the relevant other parties such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.  Representations and Warranties

    4.1 The Acquired Fund represents and warrants to the Acquiring Fund as follows:

    (a) The Acquired Fund is a duly organized, validly existing corporation in good standing under the laws of the State of Maryland;

    (b) The Acquired Fund is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

    (c) The Acquired Fund is not, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result, in a violation of its Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its property is bound or affected;

    (d) There are no contracts or other commitments (other than this Agreement) of the Acquired Fund which will be terminated with liability to the Acquired Fund prior to the Closing Date;

    (e) Except as previously disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Acquired Fund or its ability to consummate the transactions herein contemplated;


    (f) The Statement of Assets and Liabilities of the Acquired Fund as of October 31, 2001, including the schedule of portfolio investments and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, have been audited by PricewaterhouseCoopers LLP, independent accountants, in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of October 31, 2001 not disclosed therein;


    (g) Since October 31, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of the Acquired Fund shares by Acquired Fund shareholders shall not constitute a material adverse change;

    (h) At the date hereof and the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquired Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

    (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company; all of the Acquired Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable federal and state securities laws;

    (j) All issued and outstanding shares of each class of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund's shares, nor is there outstanding any security convertible into any of the Acquired Fund's shares;

    (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

    (l) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquired Fund's Board of Directors, and subject to the approval of the Acquired Fund's shareholders, this Agreement will constitute a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

    (m) The information to be furnished by Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

    (n) The current prospectuses and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

    (o) Insofar as the following relate to the Acquired Fund, the registration statement filed by the Acquiring Fund on Form N-14 relating to Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Fund (the "Proxy Statement") and the prospectus of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

    4.2 The Acquiring Fund represents and warrants to the Fund as follows:

    (a) The Acquiring Fund is a duly established series of the Acquiring Trust; the Acquiring Trust is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

    (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

    (c) The current prospectus and statement of additional information filed as part of the Acquiring Fund registration statement on Form N-1A (the "Acquiring Fund Registration Statement") conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission under those Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

    (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

    (e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Trust's Amended and Restated Agreement and Declaration of Trust (the "Agreement and Declaration of Trust") or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its property is bound;

    (f) Except as previously disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

    (g) Since October 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Acquiring Fund Shareholders shall not constitute a material adverse change;

    (h) At the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

    (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code;

    (j) At the date hereof, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, except as set forth in the Acquiring Trust's Agreement and Declaration of Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

    (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquiring Trust's Board of Trustees, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

    (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund's shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable, except as set forth in the Acquiring Trust's Agreement and Declaration of Trust;

    (m) Insofar as the following relate to the Acquiring Fund, the N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and

    (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

    4.3 CSAM represents and warrants to the Acquiring Trust as follows:

    To the knowledge of CSAM (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by the Management Committee of CSAM and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings, against the Acquired Fund that would materially adversely affect the Acquired Fund or its assets or business.

5.  Covenants of the Acquired Fund, the Acquiring Fund and CSAM

    5.1 The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

    5.2 The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

    5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

    5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's Shares.

    5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

    5.6 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(o), all to be included in the N-14 Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

    5.7 The Acquiring Fund agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Director or Officer ("Indemnified Person") of the Acquired Fund, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Director or officer of the Acquired Fund with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.7 shall not protect any such Indemnified Person against any liability to the Acquired Fund, the Acquiring Fund or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Fund for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to the Acquiring Fund a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Acquiring Fund has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Fund for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party trustees of the Acquiring Trust (collectively, the "Disinterested Trustees"), or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Fund at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

    5.8 CSAM agrees that the Acquiring Trust will succeed to all rights that the Acquired Fund has, or would have but for the Reorganization, against CSAM or its affiliates by reason of any act or failure to act by CSAM or any of its affiliates prior to the Closing Date.

6.  Conditions Precedent to Obligations of the Acquired Fund

    The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

    6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

    6.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request; and

    6.3 The Acquired Fund shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

    That (a) the Acquiring Trust is a validly existing business trust in good standing under the laws of The Commonwealth of Massachusetts, has the statutory power to own all of its properties and assets and to carry on its business as a registered investment company and the Acquiring Fund is a duly established series of the Acquiring Trust; (b) the Agreement has been duly authorized, executed and delivered by the Acquiring Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties thereto, is a valid and binding obligation of the Acquiring Trust enforceable against the Acquiring Trust in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles; (c) the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued, fully paid and nonassessable (except as set forth in the Acquiring Trust's Agreement and Declaration of Trust) and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquiring Trust's Agreement and Declaration of Trust or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquiring Trust on behalf of the Acquiring Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment or decree to which the Acquiring Trust on behalf of the Acquiring Fund is a party or by which it or its property is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for the consummation by the Acquiring Fund of the actions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (f) only insofar as they relate to the Acquiring Trust or the Acquiring Fund, the descriptions in the Proxy Statement to our knowledge of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts or other documents, if any, are accurate and fairly present the information required to be shown; (g) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which are required to be described in the N-14 Registration Statement or to be filed as exhibits to the N-14 Registration Statement which are not described and filed as required or which materially and adversely affect the Acquiring Fund's business; (h) the Acquiring Trust is registered as an investment company under the 1940 Act and to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (i) the Proxy Statement, as of its date, appeared on its face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Prospectus; and
(i) to the knowledge of such counsel the Acquiring Fund Registration Statement is effective under the 1933 Act and the 1940 Act and no stop-order suspending its effectiveness or order pursuant to section 8(e) of the 1940 Act has been issued.

    With respect to all matters of Massachusetts law, such counsel shall be entitled to state that, with the approval of the Acquired Fund, they have relied upon the opinion of Sullivan & Worcester LLP, and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Sullivan & Worcester LLP. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Fund may reasonably request.

    In this paragraph 6.3, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

7.  Conditions Precedent to Obligations of the Acquiring Fund

    The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

    7.1 All representations and warranties by or on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

    7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

    7.3 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request; and

    7.4 The Acquiring Fund shall have received on the Closing Date a favorable opinion of Willkie Farr & Gallagher, counsel to the Acquired Fund, in a form satisfactory to the Secretary of the Acquiring Fund, covering the following points:

    That (a) the Acquired Fund is a validly existing corporation and in good standing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties hereto, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquired Fund's Articles of Incorporation or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquired Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquired Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given), as of its date, appeared on its face to be appropriately responsive in all material respects to the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement; (f) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquired Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described or filed as required or which materially and adversely affect the Acquired Fund's business; and (g) the Acquired Fund is registered as an investment company under the 1940 Act, and, to our knowledge, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

    With respect to all matters of Maryland law, such counsel shall be entitled to state that, with the approval of the Acquiring Fund, they have relied upon the opinion of Venable, Baetjer and Howard and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Venable, Baetjer and Howard. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquiring Fund may reasonably request.

    In this paragraph 7.4, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.


    7.5 The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund dated as of the effective date of Post Effective Amendment No. 1 to the N-14 Registration Statement in form and substance satisfactory to the Acquiring Fund, to the effect that:


    (a) they are independent public accountants with respect to the Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder; and

    (b) in their opinion, the financial statements and financial highlights of the Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.


    7.6 The Acquiring Fund shall have received from Ernst & Young LLP a letter addressed to the Acquiring Fund dated as of the effective date of Post Effective Amendment No. 1 to the N-14 Registration Statement in form and substance satisfactory to the Acquiring Fund, to the effect that:


    (a) in their opinion, the financial statements and financial highlights included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.


    7.7 The Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquired Fund dated as of the effective date of Post Effective Amendment No. 1 to the N-14 Registration Statement in form and substance satisfactory to the Acquiried Fund, to the effect that:


    (a) they are independent public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

    (b) in their opinion, the financial statements and financial highlights of the Acquiring Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.


    7.8 The Acquiring Fund and the Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to both Funds and dated as of the effective date of Post-Effective No. 1 to the N-14 Registration Statement in form and substance satisfactory to each Fund, to the effect that:


    (a) on the basis of limited procedures agreed upon by the Acquiring Fund and the Acquired Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to each Fund appearing in the N-14 Registration Statement and the Proxy Statement has been obtained from the accounting records of each Fund or from schedules prepared by officers of each Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.


    7.9 The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to both the Acquiring Fund and the Acquired Fund and dated as of the Closing Date stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 7.8.



    7.10 The Board of Directors of the Acquired Fund, including a majority of the directors who are not "interested persons" of the Acquired Fund (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and that the interests of the shareholders in the Acquired Fund would not be diluted as a result of such transactions, and the Acquired Fund shall have delivered to the Acquiring Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.


8. Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

    If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquiring Fund, the Acquired Fund shall, and if any of such conditions do not exist on or before the Closing Date with respect to the Acquired Fund, the Acquiring Fund shall, at their respective option, not be required to consummate the transactions contemplated by this Agreement.

    8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Articles of Incorporation and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund.

    8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

    8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

    8.4 The N-14 Registration Statement and the Acquiring Fund Registration Statement shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

    8.5 The parties shall have received a favorable opinion of Willkie Farr & Gallagher, addressed to, and in form and substance satisfactory to, the

Acquired Fund and the Acquiring Fund, substantially to the effect that for federal income tax purposes:


    (a) The transfer of all of the Acquired Fund's assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, and the distribution of such Acquiring Fund Shares to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;
(b) no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (c) except for consequences regularly attributable to a termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (e) the aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder (provided that such Acquired Fund Shares were held as capital assets on the date of the Reorganization); and (f) except for assets which must be revalued as a consequence of a termination of the Acquired Fund's taxable year, the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.


    Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

9.  Brokerage Fees and Expenses; Other Agreements

    9.1 The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

    9.2 CSAM or its affiliates agrees to bear the reasonable expenses incurred in connection with the transactions contemplated by this Agreement, whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, the N-14 Registration Statement and expenses of the shareholder meeting; (ii) preparing and filing the N-14 Registration Statement covering the Acquiring Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) postage; printing; accounting fees; and legal fees incurred by the Acquiring Fund and by the Acquired Fund in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and paragraph 5.2 hereof and (vi) any other reasonable Reorganization expenses.

    9.3 Any other provision of this Agreement to the contrary notwithstanding, any liability of either Fund under this Agreement, or in connection with the transactions contemplated herein with respect to such Fund, shall be discharged only out of the assets of such Fund.

10. Entire Agreement; Survival of Warranties

    10.1 The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

    10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11. Termination

    11.1 This Agreement may be terminated at any time at or prior to the Closing Date by: (1) mutual agreement of the Acquired Fund and the Acquiring Fund; (2) the Acquired Fund in the event the Acquiring Fund shall, or the Acquiring Fund, in the event the Acquired Fund shall, materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (3) the Acquired Fund or the Acquiring Fund in the event a condition herein expressed to be precedent to the obligations of the terminating party or parties has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

    11.2 In the event of any such termination, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquiring Trust or the Acquired Fund, or their respective Trustees, Directors or officers, to the other party or parties.

12. Amendments

    This Agreement may be amended, modified or supplemented in writing in such manner as may be mutually agreed upon by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. Notices

    13.1 Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Trust at:

        466 Lexington Avenue
        New York, NY 10017
        Attention: Hal Liebes, Esq.

with a copy to:

        Rose F. DiMartino, Esq.
        Willkie Farr & Gallagher
        787 Seventh Avenue
        New York, NY 10019-6099

or to the Acquiring Fund at:

        466 Lexington Avenue
        New York, NY 10017
        Attention: Hal Liebes, Esq.

with a copy to:

        Rose F. DiMartino, Esq.
        Willkie Farr & Gallagher
        787 Seventh Avenue
        New York, NY 10019-6099

14. Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

    14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

    14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

    14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

    14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

    14.5 Notice is hereby given that this Agreement is entered into on behalf of the Acquiring Fund by an officer of the Acquiring Trust in such officer's capacity as an officer and not individually. It is understood and expressly stipulated that none of the Trustees, officers or shareholders of the Acquiring Trust are personally liable hereunder. All persons dealing with the Acquiring Trust shall look solely to the property of the Acquiring Trust for the enforcement of any claims against the Acquiring Trust.

    IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President or Vice President and attested to by its Secretary or Assistant Secretary.


    CREDIT SUISSE CAPITAL FUNDS,
    For and on Behalf of CREDIT SUISSE LARGE CAP VALUE FUND

    By:              /s/ Hal Liebes
                     ----------------------------------------------------
    Name: Hal Liebes
    Title: Vice President
    Attestation By:  /s/ Stuart Cohen
                     ----------------------------------------------------
    Name: Stuart Cohen
    Title: Assistant Secretary

    CREDIT SUISSE BALANCED FUND, INC.

    By:              /s/ Hal Liebes
                     ----------------------------------------------------
    Name: Hal Liebes
    Title: Vice President
    Attestation By:  /s/ Stuart Cohen
                     ----------------------------------------------------
    Name: Stuart Cohen
    Title: Assistant Secretary

    Solely with respect to paragraphs 4.3, 5.8 and 9.2 hereof:
    CREDIT SUISSE ASSET MANAGEMENT, LLC

    By:              /s/ Hal Liebes
                     ----------------------------------------------------
    Name: Hal Liebes
    Title: Managing Director
    Attestation By:  /s/ Gregory Bressler
                     ----------------------------------------------------
    Name: Gregory Bressler
    Title: Vice President

                                                                           PROXY

 [X]     PLEASE MARK VOTES

         AS IN THIS EXAMPLE

                        CREDIT SUISSE BALANCED FUND, INC.

                              VOTE THIS CARD TODAY
          BY MAIL, BY FAX AT 1-212-269-2796, BY PHONE AT 1-800-714-3312
                     OR ON-LINE AT WWW.CREDITSUISSEFUNDS.COM

CONTROL NUMBER:

Please be sure to sign and date this Proxy.             Date____________________

Shareholder sign here___________________ Co-owner sign here ____________________

1.   To approve the Agreement and Plan of Reorganization (the "Plan") providing     For            Against       Abstain
     that (i) Credit Suisse Balanced Fund, Inc. (the "Acquired Fund") would         [  ]           [  ]          [  ]
     transfer to Credit Suisse Large Cap Value Fund (the "Acquiring Fund"), a
     series of Credit Suisse Capital Funds, all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, (ii) such shares of the Acquiring Fund would be distributed to shareholders of the Acquired Fund in liquidation of the Acquired Fund, and (iii) the Acquired Fund would subsequently be dissolved.


The proxies are authorized to vote upon such other business as may properly come before the Special Meeting or any adjournment or adjournments thereof.

Mark box at right if an address change or comment has been noted on the reverse side of this card.

RECORD DATE SHARES:

                        CREDIT SUISSE BALANCED FUND, INC.

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

                SPECIAL MEETING OF SHAREHOLDERS - MARCH 19, 2002


         The undersigned hereby appoints Rocco Del Guercio and Gregory Bressler, each with the power of substitution, as proxies for the undersigned to vote all shares of Credit Suisse Balanced Fund, Inc. which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund, 466 Lexington Avenue, 16th Floor, New York, New York 10017, on March 19, 2002 at 2 p.m., Eastern time, and at any adjournments thereof.


         UNLESS OTHERWISE SPECIFIED IN THE BOXES PROVIDED, THE UNDERSIGNED'S VOTE WILL BE CAST FOR EACH ITEM LISTED ON THE REVERSE SIDE. A PROPERLY EXECUTED PROXY IN WHICH NO SPECIFICATION IS MADE WILL BE VOTED IN FAVOR OF THE PROPOSAL.

         PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

         NOTE: Please sign exactly as name(s) appear(s) hereon. Joint owners should each sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such.

HAS YOUR ADDRESS CHANGED?                 DO YOU HAVE ANY COMMENTS?

------------------------------------      --------------------------------

------------------------------------      --------------------------------

------------------------------------      --------------------------------

                                     PART B




           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 18, 2002

                          ACQUISITION OF THE ASSETS OF

                        CREDIT SUISSE BALANCED FUND, INC.

                              466 LEXINGTON AVENUE

                          NEW YORK, NEW YORK 10017-3147

                                  800-927-2874

                        BY AND IN EXCHANGE FOR SHARES OF

   CREDIT SUISSE LARGE CAP VALUE FUND, A SERIES OF CREDIT SUISSE CAPITAL FUNDS
                              466 LEXINGTON AVENUE
                          NEW YORK, NEW YORK 10017-3147
                                  800-927-2874

         This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets of Credit Suisse Balanced Fund, Inc. (the "Acquired Fund") to Credit Suisse Large Cap Value Fund (the "Acquiring Fund"), a series of Credit Suisse Capital Funds (the "Acquiring Trust") in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of liabilities of the Acquiring Fund (the "Acquisition"), consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

         1. Statement of Additional Information for each of the Acquiring Fund and the Acquired Fund, each dated February 28, 2001, each as supplemented as of the date hereof.

         2. Annual Reports of the Acquiring Fund and the Acquired Fund for the fiscal year ended October 31, 2001.

         This Statement of Additional Information is not a prospectus. Extra copies of the Prospectus/Proxy Statement, dated January 18, 2002, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS


                  The Annual Reports of the Acquiring Fund and the Acquired Fund, for the fiscal year ended October 31, 2001, and each including audited financial statements, notes to the financial statements and report of the independent accountants, are incorporated by reference herein. To obtain a copy of the Annual Reports without charge, please call (800) 927-2874.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

         The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities and Schedule of Investments as of October 31, 2001 and the unaudited pro forma condensed Statements of Operations for the fiscal year ended October 31, 2001 for each of the Acquiring Fund and the Acquired Fund, as adjusted, giving effect to the Acquisition.

Credit Suisse Large Cap Value Fund
Pro Forma Combined Statement of Assets and Liabilities
As of October 31, 2001 (unaudited)



                                                                                                                  CREDIT SUISSE
                                          ACQUIRED FUND            ACQUIRING FUND                                   LARGE CAP
                                          CREDIT SUISSE             CREDIT SUISSE                                   VALUE FUND
                                          BALANCED FUND          LARGE CAP VALUE FUND       ADJUSTMENTS             PRO FORMA
                                     ------------------------ --------------------------   -----------  ----------------------------
                                        COST         VALUE        COST          VALUE                        COST           VALUE
                                     ----------  ------------ ------------ -------------                ------------   -------------
ASSETS
  Investment                         21,569,807    19,408,439  168,755,738   206,312,465                 190,325,554     225,720,904
  Cash                                       --           711           --           985                          --           1,696
  Receivable for investment sold
     unsettled                               --       100,779           --     7,241,413                          --       7,342,192
  Receivable for Fund shares sold            --         1,904                    128,023                          --         129,927
  Dividends and interest
     receivable                           5,313       143,977           --       351,053                       5,313         495,030
   Prepaid expenses and other
     assets                                  --        14,002           --        49,264        (14,002)(a)       --          49,264
   Receivable from advisor                   --        17,795           --            --                          --          17,795
                                                 ------------              -------------                               -------------
         Total Assets                              19,687,607                214,083,203                                 233,756,808
                                                 ------------              -------------                               -------------
LIABILITIES
  Payable for investments
     purchased unsettled                               80,024                         --                                      80,024
  Advisory fee payable                                     --                     94,615                                      94,615
  Administration fee payable                            6,966                     72,601                                      79,567
  Director's fee payable                                3,151                      1,025                                       4,176
  Payable for Fund shares redeemed                     60,675                      3,070                                      63,745
  Accrued expenses payable                             31,221                    147,981                                     179,202
                                                 ------------              -------------                               -------------
         Total Liabilities                            182,037                    319,292                                     501,329
                                                 ------------              -------------                               -------------
NET ASSETS                                         19,505,570                213,763,911                                 233,255,479
                                                 ============              =============                               =============
COMMON CLASS
     Net Assets                                    19,435,241                  3,420,848    (19,435,241)                   3,420,848
     Shares outstanding                             2,048,225                    171,442     (2,048,225)                     171,442
     Net assets value, offering
       price and redemption price
       per share                                         9.49                      19.95             --                        19.95

ADVISOR CLASS
     Net Assets                                        70,329                         --        (70,329)                          --
     Shares outstanding                                 7,422                         --         (7,422)                          --
     Net assets value, offering
       price and redemption price
       per share                                         9.48                         --             --                           --

CLASS A SHARES
     Net Asset                                             --                133,664,653     19,491,568                  153,156,221
     Shares outstanding                                    --                  6,695,850        977,233                    7,673,083

     Net assets value, offering
        price and redemption
        price per share                                    --                      19.96             --                        19.96
     Maximum offering price per
        share (net asset value
        plus maximum sales charge)                         --                      21.18             --                        21.18

CLASS B SHARES
     Net Assets                                            --                 33,087,079             --                   33,087,079
     Shares outstanding                                    --                  1,672,580             --                    1,672,580
     Net assets value, offering
        price and redemption
        price per share                                    --                      19.78             --                        19.78

                                          ACQUIRED FUND            ACQUIRING FUND
                                           CS BALANCED           CS LARGE CAP VALUE
                                         OCTOBER 31, 2001         OCTOBER 31, 2001         ADJUSTMENTS             PRO FORMA
                                     ------------------------ --------------------------   -----------  ----------------------------
                                        COST         VALUE        COST          VALUE                        COST           VALUE
                                     ----------  ------------ ------------ -------------                ------------   -------------
CLASS C SHARES
     Net Assets                                            --                  1,916,046             --                    1,916,046
     Shares outstanding                                    --                     97,204             --                       97,204
     Net assets value, offering
        price and redemption
        price per share                                    --                      19.71             --                        19.71

CLASS D SHARES
     Net Assets                                            --                 41,675,285             --                   41,675,285
     Shares outstanding                                    --                  2,086,207             --                    2,086,207
     Net assets value, offering
        price and redemption
        price per share                                    --                       19.98                                      19.98


                     See notes to Pro Forma Financial Statements

Credit Suisse Large Cap Value Fund
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)+


ACQUIRING FUND
CREDIT SUISSE LARGE CAP VALUE FUND
--------------------------------------------------------
                                                MARKET
SECURITY NAME                        SHARES      VALUE
-------------                        ------      -----
Agilent Technologies, Inc.*           92,000   2,048,840
ALLTEL Corp.                          94,800   5,416,872
American Express Co.                  87,000   2,560,410
American International Group, Inc.    66,746   5,246,235
Avery-Dennison Corp.                  84,000   3,889,200
Avon Products, Inc.                   74,500   3,488,835
Bank of America Corp.                 77,337   4,562,110
Berkshire Hathaway, Inc. Class A          55   3,916,000
Burlington Northern Santa Fe Corp.   159,100   4,275,017
Burlington Resources, Inc.            95,000   3,538,750
Cardinal Health, Inc.                 80,700   5,415,777
Cedar Fair LP                         36,400     722,540
Chevron Texaco Corp.                  49,280   4,363,744
Citigroup, Inc.                      107,333   4,885,798
Comcast Corp. Special Class A *      116,600   4,178,944
Costco Wholesale Corp.*              145,000   5,485,350
Emerson Electric Co.                  50,000   2,451,000
Engelhard Corp.                      134,700   3,526,446
Exxon Mobil Corp.                    124,000   4,891,800
Federated Department Stores, Inc. *  116,000   3,710,840
Freddie Mac                           67,400   4,571,068
General Dynamics Corp.                76,700   6,258,720
General Mills, Inc.                  154,200   7,080,864
Heinz (H.J.) Co.                      88,000   3,734,720
Hewlett-Packard Co.                  130,200   2,191,266
Household International, Inc.         61,000   3,190,300

ACQUIRED FUND
CREDIT SUISSE BALANCED FUND
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                         SHARES       VALUE
-------------                         ------       -----
Abbott Laboratories                    4,500     238,410
Abercrombie & Fitch Co.*               2,700      50,814
Adelphia Communications Corp.
 Class A *                             4,000      88,520
Adobe Systems, Inc.                    4,600     121,440
American Home Products Corp.           3,000     167,490
American International Group, Inc.     2,968     233,285
Anheuser-Busch Companies, Inc.         4,000     166,640
AOL Time Warner, Inc.*                 7,500     234,075
Apple Computers, Inc.                  7,500     131,700
Barr Laboratories, Inc. *              2,000     145,600
Baxter International, Inc.             2,400     116,088
BEA Systems, Inc. *                    5,400      65,556
BellSouth Corp.                        3,500     129,500
Citigroup, Inc.                        6,700     304,984
Comcast Corp. Special Class A *        1,600      57,344
Comverse Technology, Inc.*             4,000      75,240
Conoco, Inc.                           7,200     185,040
Cooper Cameron Corp. *                 1,800      70,200
Dell Computer Corp.*                   3,000      71,940
Edison International                  10,000     142,100
eFunds Corp.*                         10,000     155,000
EMC Corp.*                             6,500      80,080
Express Scripts, Inc. Class A *        3,600     147,384
Federated Department Stores, Inc. *    3,500     111,965
FleetBoston Financial Corp.            5,200     170,872
Gemstar-TV Guide International, Inc.*  5,700     115,539
Genentech, Inc.*                       5,000     261,250
General Electric Co.                   7,000     254,870
Harley Davidson, Inc.                  5,200     235,352
Home Depot, Inc.                       5,200     198,796
Honeywell International, Inc.          5,500     162,525
IDEC Pharmaceuticals Corp.*            3,000     179,940
Intel Corp.                           10,000     244,200

CREDIT SUISSE LARGE CAP VALUE FUND
PRO-FORMA
--------------------------------------------------------
                                                 MARKET
SECURITY NAME                         SHARES      VALUE
-------------                         ------      -----
Abbott Laboratories                    4,500     238,410
Abercrombie & Fitch Co.*               2,700      50,814
Adelphia Communications Corp.
 Class A *                             4,000      88,520
Adobe Systems, Inc.                    4,600     121,440
Agilent Technologies, Inc.            92,000   2,048,840
ALLTEL Corp.                          94,800   5,416,872
American Express Co.                  87,000   2,560,410
American Home Products Corp.           3,000     167,490
American International Group, Inc.    69,714   5,479,520
Anheuser-Busch Companies, Inc.         4,000     166,640
AOL Time Warner, Inc.*                 7,500     234,075
Apple Computers, Inc.                  7,500     131,700
Avery-Dennison Corp.                  84,000   3,889,200
Avon Products, Inc.                   74,500   3,488,835
Bank of America Corp.                 77,337   4,562,110
Barr Laboratories, Inc. *              2,000     145,600
Baxter International, Inc.             2,400     116,088
BEA Systems, Inc. *                    5,400      65,556
BellSouth Corp.                        3,500     129,500
Berkshire Hathaway, Inc. Class A          55   3,916,000
Burlington Northern Santa Fe Corp.   159,100   4,275,017
Burlington Resources, Inc.            95,000   3,538,750
Cardinal Health, Inc.                 80,700   5,415,777
Cedar Fair LP                         36,400     722,540
Chevron Texaco Corp.                  49,280   4,363,744
Citigroup, Inc.                      114,033   5,190,782
Comcast Corp. Special Class A *      118,200   4,236,288
Comverse Technology, Inc.*             4,000      75,240
Conoco, Inc.                           7,200     185,040
Cooper Cameron Corp. *                 1,800      70,200
Costco Wholesale Corp.               145,000   5,485,350
Dell Computer Corp.*                   3,000      71,940
Edison International                  10,000     142,100
eFunds Corp.*                         10,000     155,000
EMC Corp.*                             6,500      80,080
Emerson Electric Co.                  50,000   2,451,000
Engelhard Corp.                      134,700   3,526,446
Express Scripts, Inc. Class A *        3,600     147,384
Exxon Mobil Corp.                    124,000   4,891,800
Federated Department Stores, Inc. *  119,500   3,822,805
FleetBoston Financial Corp.            5,200     170,872
Freddie Mac                           67,400   4,571,068
Gemstar-TV Guide International,
 Inc.*                                 5,700     115,539
Genentech, Inc.*                       5,000     261,250
General Dynamics Corp.                76,700   6,258,720
General Electric Co.                   7,000     254,870
General Mills, Inc.                  154,200   7,080,864
Harley Davidson, Inc.                  5,200     235,352
Heinz (H.J.) Co.                      88,000   3,734,720
Hewlett-Packard Co.                  130,200   2,191,266
Home Depot, Inc.                       5,200     198,796
Honeywell International, Inc.          5,500     162,525
Household International, Inc.         61,000   3,190,300
IDEC Pharmaceuticals Corp.*            3,000     179,940
Intel Corp.                           10,000     244,200

Credit Suisse Large Cap Value Fund
Pro Forma Combined Schedule of Investments (unaudited)
As of October 31, 2001

ACQUIRING FUND
CREDIT SUISSE LARGE CAP VALUE FUND
--------------------------------------------------------
                                                MARKET
SECURITY NAME                        SHARES      VALUE
-------------                        ------      -----
International Business Machines Corp. 23,500   2,539,645
Johnson & Johnson                    104,000   6,022,640
Kimberly-Clark Corp.                  93,500   5,190,185
Leggett & Platt, Inc.                137,600   2,981,792
Merck & Co., Inc.                     50,400   3,216,024
Minnesota Mining & Manufacturing Co.  48,200   5,031,116
Modine Manufacturing Co.              97,000   2,012,750
National Fuel Gas Co.                180,000   4,213,800
PerkinElmer, Inc.                    120,800   3,250,728
Pharmacia Corp.                       47,352   1,918,703
Philip Morris Companies, Inc.         46,000   2,152,800
Phillips Petroleum Co.                78,000   4,243,980
Progress Energy, Inc.                110,000   4,638,700
Public Service Enterprise Group, Inc. 52,700   2,074,272
Rohm & Haas Co.                      127,000   4,123,690
Safeway, Inc.*                       126,500   5,268,725
San Juan Basin Royalty Trust          30,000     343,500
Sysco Corp.                          151,000   3,640,610
Transocean Sedco Forex, Inc.          67,000   2,020,050
Tribune Co.                          133,200   4,022,640
Tyco International, Ltd.              85,100   4,181,814
U.S. Bancorp                         204,937   3,643,780
Unisys Corp.                          60,000     535,800
United Technologies Corp.             98,000   5,281,220
Verizon Communications, Inc.         121,300   6,041,953
Viacom, Inc. Class B *                35,000   1,277,850
Washington Mutual, Inc.              190,800   5,760,252
WGL Holdings, Inc.                   150,000   4,059,000

ACQUIRED FUND
CREDIT SUISSE BALANCED FUND
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                         SHARES       VALUE
-------------                         ------       -----
International Business Machines Corp.  1,300     140,491
Johnson & Johnson                      3,300     191,103
King Pharmaceuticals, Inc. *           2,600     101,374
L-3 Communications Holdings, Inc. *    3,600     312,732
Leap Wireless International, Inc.*     6,500      96,655
Liberty Media Corp. Class A *         29,000     339,010
Mattel, Inc.                          15,200     287,736
MBIA, Inc.                             3,000     138,180
Medtronic, Inc.                        6,300     253,890
Merrill Lynch & Co., Inc.              4,800     209,808
Microsoft Corp.*                       5,500     319,825
Northern Trust Corp.                   2,100     106,029
Openwave Systems, Inc. *               6,200      47,926
PepsiCo, Inc.                          1,900      92,549
Pfizer, Inc.                           7,025     294,347
Pharmacia Corp.                        6,199     251,183
Procter & Gamble Co.                   2,000     147,560
Public Service Enterprise Group, Inc.  4,900     192,864
Qwest Communications International,
 Inc.                                  3,210      41,570
Redback Networks, Inc. *              14,500      58,145
Reinsurance Group of America, Inc.     4,400     138,908
Sanmina Corp.*                         6,500      98,410
Sprint Corp. (PCS Group) *             2,600      57,980
SPX Corp.*                             2,300     229,080
Talbots, Inc.                          2,100      59,850
Telefonaktiebolaget LM Ericsson ADR   14,000      59,780
Texas Instruments, Inc.                5,000     139,950
Timberland Co. (The) Class A *         3,300     107,184
Time Warner Telecom, Inc. Class A *    4,700      51,512
Transocean Sedco Forex, Inc.           6,250     188,438
Tyco International, Ltd.               5,400     265,356
United Technologies Corp.              4,700     253,283
Universal Health Services, Inc.
 Class B *                             1,900      76,741
USA Networks, Inc.*                    5,000      92,200
VERITAS Software Corp.*                4,400     124,872
Viacom, Inc. Class B *                 4,877     178,059
Washington Mutual, Inc.                4,000     120,760
Wells Fargo & Co.                      2,600     102,700
Western Wireless Corp. Class A *       6,800     198,356

CREDIT SUISSE LARGE CAP VALUE FUND
PRO-FORMA
--------------------------------------------------------
                                                 MARKET
SECURITY NAME                         SHARES      VALUE
-------------                         ------      -----
International Business Machines
 Corp.                                24,800   2,680,136
Johnson & Johnson                    107,300   6,213,743
Kimberly-Clark Corp.                  93,500   5,190,185
King Pharmaceuticals, Inc. *           2,600     101,374
L-3 Communications Holdings, Inc. *    3,600     312,732
Leap Wireless International, Inc.*     6,500      96,655
Leggett & Platt, Inc.                137,600   2,981,792
Liberty Media Corp. Class A *         29,000     339,010
Mattel, Inc.                          15,200     287,736
MBIA, Inc.                             3,000     138,180
Medtronic, Inc.                        6,300     253,890
Merck & Co., Inc.                     50,400   3,216,024
Merrill Lynch & Co., Inc.              4,800     209,808
Microsoft Corp.*                       5,500     319,825
Minnesota Mining & Manufacturing
 Co.                                  48,200   5,031,116
Modine Manufacturing Co.              97,000   2,012,750
National Fuel Gas Co.                180,000   4,213,800
Northern Trust Corp.                   2,100     106,029
Openwave Systems, Inc. *               6,200      47,926
PepsiCo, Inc.                          1,900      92,549
PerkinElmer, Inc.                    120,800   3,250,728
Pfizer, Inc.                           7,025     294,347
Pharmacia Corp.                       53,551   2,169,886
Philip Morris Companies, Inc.         46,000   2,152,800
Phillips Petroleum Co.                78,000   4,243,980
Procter & Gamble Co.                   2,000     147,560
Progress Energy, Inc.                110,000   4,638,700
Public Service Enterprise Group,
 Inc.                                 57,600   2,267,136
Qwest Communications International,
 Inc.                                  3,210      41,570
Redback Networks, Inc. *              14,500      58,145
Reinsurance Group of America, Inc.     4,400     138,908
Rohm & Haas Co.                      127,000   4,123,690
Safeway, Inc.                        126,500   5,268,725
San Juan Basin Royalty Trust          30,000     343,500
Sanmina Corp.*                         6,500      98,410
Sprint Corp. (PCS Group) *             2,600      57,980
SPX Corp.*                             2,300     229,080
Sysco Corp.                          151,000   3,640,610
Talbots, Inc.                          2,100      59,850
Telefonaktiebolaget LM Ericsson ADR   14,000      59,780
Texas Instruments, Inc.                5,000     139,950
Timberland Co. (The) Class A *         3,300     107,184
Time Warner Telecom, Inc. Class A *    4,700      51,512
Transocean Sedco Forex, Inc.          73,250   2,208,488
Tribune Co.                          133,200   4,022,640
Tyco International, Ltd.              90,500   4,447,170
U.S. Bancorp                         204,937   3,643,780
Unisys Corp.                          60,000     535,800
United Technologies Corp.            102,700   5,534,503
Universal Health Services, Inc.
 Class B *                             1,900      76,741
USA Networks, Inc.*                    5,000      92,200
VERITAS Software Corp.*                4,400     124,872
Verizon Communications, Inc.         121,300   6,041,953
Viacom, Inc. Class B *                39,877   1,455,909
Washington Mutual, Inc.              194,800   5,881,012
Wells Fargo & Co.                      2,600     102,700
Western Wireless Corp. Class A *       6,800     198,356
WGL Holdings, Inc.                   150,000   4,059,000

Credit Suisse Large Cap Value Fund
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


ACQUIRING FUND
CREDIT SUISSE LARGE CAP VALUE FUND
--------------------------------------------------------
                                                MARKET
SECURITY NAME                        SHARES      VALUE
-------------                        ------      -----

ACQUIRED FUND
CREDIT SUISSE BALANCED FUND
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                         SHARES       VALUE
-------------                         ------       -----
WorldCom, Inc. - WorldCom Group *      6,600      88,770
Xilinx, Inc.*                          2,000      60,840
Liberty Media Corp. Class A *         29,000     339,010

CREDIT SUISSE LARGE CAP VALUE FUND
PRO-FORMA
--------------------------------------------------------
                                                 MARKET
SECURITY NAME                         SHARES      VALUE
-------------                         ------      -----
WorldCom, Inc. - WorldCom Group *      6,600      88,770
Xilinx, Inc.*                          2,000      60,840
Liberty Media Corp. Class A *         29,000     339,010

ACQUIRING FUND
CREDIT SUISSE LARGE CAP VALUE FUND
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                          PAR        VALUE
-------------                         ------     -------
                                      (000)

ACQUIRED FUND
CREDIT SUISSE BALANCED FUND
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                          PAR        VALUE
-------------                         ------     -------
                                      (000)
Abitibi-Consolidated Yankee, Inc.        100     106,947
Adelphia Communications Corp.,
    Senior Notes                          10       9,200
Adelphia Communications Corp.,
    Senior Notes                          50      45,250
Advanta Mortgage Loan Trust               70      75,282
Alamosa PCS Holdings, Inc., Company
    Guaranteed (Callable 02/15/05 @
    $106.44) **                           20      11,400
Allied Waste North America, Inc.,
    Series B                              50      51,500
Allied Waste North America, Series
    B, Company Guaranteed (Callable
    08/01/04 @ $105.00)                   50      50,875
American Express Credit Account
    Master Trust, Series 2000-1,
    Class A                               35      38,606
American Lawyer Media, Series B,
    Company Guaranteed (Callable
    12/15/02 @ $104.87)                   10       7,363
Ameristar Casinos, Inc., Company
    Guaranteed (Callable 02/15/06 @
    $105.37)                              20      21,000
Amresco Commercial Mortgage Funding
    Series 1997-C1, Class A1             338     355,191
AOL Time Warner, Inc.                    110     114,797
AT&T Corp., Global Notes                  35      34,082
AT&T Wireless Group Series 144A           50      53,418
Aztar Corp., Senior Subordinated
    Notes (Callable 05/15/03 @
    $104.44)                              10      10,150
Bank of America Corp., Global
    Subordinated Notes                     5       5,519
Bank One Corp.                            80      85,086
Bear Stearns Cos., Inc.                   40      42,176
Boyd Gaming Corp., Series 144A
    (Callable 08/01/05 @ $104.63)         35      35,175
British Telecommunications PLC,
    Global Notes                          80      88,395
Cablevision SA, Yankee Notes              20       6,850
California Infrastructure PG&E,
    Series 1997-1, Class A7
    (Callable 09/25/06 @ $100.00)        170     183,099
Calpine Corp., Senior Notes               20      20,158
Cendant Mortgage Corp., Series
    2000-9, Class A1                      52      53,661
Chesapeake Energy Corp., Global
    Company Guaranteed, Senior
    Notes (Callable 04/01/06 @
    $104.06)                              15      14,700
Citizens Communications                   45      48,655
Citizens Communications                   70      78,598
Citizens Communications Co., Rule
    144A, Notes                           50      51,770
CMS Energy Corp., Senior Notes            50      51,352
CMS Energy Corp., Series B, Senior
    Notes                                 10       9,920
Coaxial LLC, Company Guaranteed,
    (Callable 08/15/03 @ $106.44)
    **                                    10       7,450

CREDIT SUISSE LARGE CAP VALUE FUND
PRO-FORMA
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                          PAR        VALUE
-------------                         ------     -------
                                      (000)
Abitibi-Consolidated Yankee, Inc.        100     106,947
Adelphia Communications Corp., Senior
     Notes                                10       9,200
Adelphia Communications Corp., Senior
     Notes                                50      45,250
Advanta Mortgage Loan Trust               70      75,282
Alamosa PCS Holdings, Inc., Company
     Guaranteed (Callable 02/15/05 @
     $106.44) **                          20      11,400
Allied Waste North America, Inc.,
     Series B                             50      51,500
Allied Waste North America, Series B,
     Company Guaranteed (Callable
     08/01/04 @ $105.00)                  50      50,875
American Express Credit Account
     Master Trust, Series 2000-1,
     Class A                              35      38,606
American Lawyer Media, Series B,
     Company Guaranteed (Callable
     12/15/02 @ $104.87)                  10       7,363
Ameristar Casinos, Inc., Company
     Guaranteed (Callable 02/15/06 @
     $105.37)                             20      21,000
Amresco Commercial Mortgage Funding
     Series 1997-C1, Class A1            338     355,191
AOL Time Warner, Inc.                    110     114,797
AT&T Corp., Global Notes                  35      34,082
AT&T Wireless Group Series 144A           50      53,418
Aztar Corp., Senior Subordinated
     Notes (Callable 05/15/03 @
     $104.44)                             10      10,150
Bank of America Corp., Global
     Subordinated Notes                    5       5,519
Bank One Corp.                            80      85,086
Bear Stearns Cos., Inc.                   40      42,176
Boyd Gaming Corp., Series 144A
     (Callable 08/01/05 @ $104.63)        35      35,175
British Telecommunications PLC,
     Global Notes                         80      88,395
Cablevision SA, Yankee Notes              20       6,850
California Infrastructure PG&E,
     Series 1997-1, Class A7
     (Callable 09/25/06 @ $100.00)       170     183,099
Calpine Corp., Senior Notes               20      20,158
Cendant Mortgage Corp., Series
     2000-9, Class A1                     52      53,661
Chesapeake Energy Corp., Global
     Company Guaranteed, Senior Notes
     (Callable 04/01/06 @ $104.06)        15      14,700
Citizens Communications                   45      48,655
Citizens Communications                   70      78,598
Citizens Communications Co., Rule
     144A, Notes                          50      51,770
CMS Energy Corp., Senior Notes            50      51,352
CMS Energy Corp., Series B, Senior
     Notes                                10       9,920
Coaxial LLC, Company Guaranteed,
     (Callable 08/15/03 @ $106.44) **     10       7,450

Credit Suisse Large Cap Value Fund
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


ACQUIRING FUND
CREDIT SUISSE LARGE CAP VALUE FUND
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                          PAR        VALUE
-------------                         ------     -------
                                      (000)

ACQUIRED FUND
CREDIT SUISSE BALANCED FUND
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                          PAR        VALUE
-------------                         ------     -------
                                      (000)
Comcast Cable Communications,
    Senior Notes                          50      51,934
Consolidated Natural Gas Co.,
    Senior Notes                          40      42,695
Cox Communications, Inc.                  95     104,423
Crown Castle International Corp.
    (Callable 08/01/06 @ $104.69)         10       8,750
Csc Holdings, Inc. Senior Notes           60      60,762
CSC Holdings, Inc., Senior Notes          30      31,806
DaimlerChrysler NA Holding Corp.,
    Company Guaranteed, Global
    Notes                                100     103,887
DaimlerChrysler NA Holdings Corp.        100     103,493
Discover Card Master Trust 1,
    Series 2001-6, Class A                55      58,214
Dobson Communications Corp., Senior
    Notes (Callable 07/01/05 @
    $105.44)                              10      10,775
Dominion Resources, Inc.                  75      77,304
Dominion Resources, Inc.                  85      97,266
Domtar, Inc.                              15      15,383
Duke Capital Corp.                       100     108,350
Duke Energy Field Services, Notes         55      59,540
Enron Corp., Notes                        55      45,224
Enterprise Products Partners LP,
    Company Guaranteed                    35      37,038
EOP Operating LP                          35      36,915
Federal Republic of Brazil
    (Callable 10/17/01 @ $100.00)         44      31,875
First Union Corp. (Callable
    04/15/08 @ $100.00)                  260     264,982
Fitzgeralds Gaming Corp., Series B,
    Company Guaranteed (Callable
    12/15/01 @ $106.25) ***                9       4,919
Fleming Companies, Inc., Company
    Guaranteed (Callable 04/01/05 @
    $105.06)                              10      10,500
Ford Motor Credit Co., Global Bonds      200     203,364
Forest Oil Corp.                          25      25,375
Four M Corp., Series B, Senior
    Secured Notes (Callable
    06/01/02 @ $104.00)                   10       8,650
France Telecom, Rule 144A, Private
    Placement                             70      74,813
Frontiervision Holdings LP, Senior
    Discount Notes (Callable
    09/15/02 @ $105.937)                  10      10,450
General Motors Acceptance Corp.          160     164,091
Ginnie Mae Pool #002217X                   2       1,657
Global Crossing Holdings, Ltd.,
    Company Guaranteed, Senior
    Unsecured Notes                       20       3,200
Global Crossing Holdings, Ltd.,
    Yankee Company Guaranteed
    (Callable 11/01/04 @ $104.75)         60      10,200
Goldman Sachs Group, Inc., Series
    EMTN, Global Senior
    Unsubordinated                        90     100,426
HCA, Inc.                                 15      15,693
Hidroelectrica Piedra del Aguila
    SA, Series QP, Collateral Trust        9       5,459
Hilton Hotels Corp., Notes                30      28,778
IMC Global, Inc.                          10       9,984
Intermedia Communications, Inc.,
    Series B, Senior Discount Notes
    (Callable 07/15/02 @ $105.63)
    **                                    25      24,875
Intermedia Communications, Inc.,
    Series B, Senior Notes
    (Callable 06/01/03 @ $104.30)         10      10,200
Intrawest Corp., Yankee Senior
    Notes (Callable 02/01/05 @
    $105.25)                              10       9,500
ITT Corp.                                 25      23,772
John Hancock Global Funding II           105     120,486
Koninklijke (Royal) KPN NV, Global
    Senior Unsubordinated                 50      42,522
Lehman Brothers Holdings, Inc.            80      86,992
Lehman Brothers Holdings, Inc.           105     112,588
Level 3 Communications, Inc.,
    Senior Notes (Callable 05/01/03
    @ $104.56)                            50      22,750
Levi Strauss & Co.                        10       6,850
Magellan Health Services, Inc.,
    Senior Subordinated Notes
    (Callable 02/15/03 @ $104.50)         10       9,750

CREDIT SUISSE LARGE CAP VALUE FUND
PRO-FORMA
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                          PAR        VALUE
-------------                         ------     -------
                                      (000)
Comcast Cable Communications, Senior
     Notes                                50      51,934
Consolidated Natural Gas Co., Senior
     Notes                                40      42,695
Cox Communications, Inc.                  95     104,423
Crown Castle International Corp.
     (Callable 08/01/06 @ $104.69)        10       8,750
Csc Holdings, Inc. Senior Notes           60      60,762
CSC Holdings, Inc., Senior Notes          30      31,806
DaimlerChrysler NA Holding Corp.,
     Company Guaranteed, Global Notes    100     103,887
DaimlerChrysler NA Holdings Corp.        100     103,493
Discover Card Master Trust 1, Series
     2001-6, Class A                      55      58,214
Dobson Communications Corp., Senior
     Notes (Callable 07/01/05 @
     $105.44)                             10      10,775
Dominion Resources, Inc.                  75      77,304
Dominion Resources, Inc.                  85      97,266
Domtar, Inc.                              15      15,383
Duke Capital Corp.                       100     108,350
Duke Energy Field Services, Notes         55      59,540
Enron Corp., Notes                        55      45,224
Enterprise Products Partners LP,
     Company Guaranteed                   35      37,038
EOP Operating LP                          35      36,915
Federal Republic of Brazil (Callable
     10/17/01 @ $100.00)                  44      31,875
First Union Corp. (Callable 04/15/08
     @ $100.00)                          260     264,982
Fitzgeralds Gaming Corp., Series B,
     Company Guaranteed (Callable
     12/15/01 @ $106.25) ***               9       4,919
Fleming Companies, Inc., Company
     Guaranteed (Callable 04/01/05 @
     $105.06)                             10      10,500
Ford Motor Credit Co., Global Bonds      200     203,364
Forest Oil Corp.                          25      25,375
Four M Corp., Series B, Senior
     Secured Notes (Callable 06/01/02
     @ $104.00)                           10       8,650
France Telecom, Rule 144A, Private
     Placement                            70      74,813
Frontiervision Holdings LP, Senior
     Discount Notes (Callable
     09/15/02 @ $105.937)                 10      10,450
General Motors Acceptance Corp.          160     164,091
Ginnie Mae Pool #002217X                   2       1,657
Global Crossing Holdings, Ltd.,
     Company Guaranteed, Senior
     Unsecured Notes                      20       3,200
Global Crossing Holdings, Ltd.,
     Yankee Company Guaranteed
     (Callable 11/01/04 @ $104.75)        60      10,200
Goldman Sachs Group, Inc., Series
     EMTN, Global Senior
     Unsubordinated                       90     100,426
HCA, Inc.                                 15      15,693
Hidroelectrica Piedra del Aguila SA,
     Series QP, Collateral Trust           9       5,459
Hilton Hotels Corp., Notes                30      28,778
IMC Global, Inc.                          10       9,984
Intermedia Communications, Inc.,
     Series B, Senior Discount Notes
     (Callable 07/15/02 @ $105.63) **     25      24,875
Intermedia Communications, Inc.,
     Series B, Senior Notes (Callable
     06/01/03 @ $104.30)                  10      10,200
Intrawest Corp., Yankee Senior Notes
     (Callable 02/01/05 @ $105.25)        10       9,500
ITT Corp.                                 25      23,772
John Hancock Global Funding II           105     120,486
Koninklijke (Royal) KPN NV, Global
     Senior Unsubordinated                50      42,522
Lehman Brothers Holdings, Inc.            80      86,992
Lehman Brothers Holdings, Inc.           105     112,588
Level 3 Communications, Inc., Senior
     Notes (Callable 05/01/03 @
     $104.56)                             50      22,750
Levi Strauss & Co.                        10       6,850
Magellan Health Services, Inc.,
     Senior Subordinated Notes
     (Callable 02/15/03 @ $104.50)        10       9,750

Credit Suisse Large Cap Value Fund
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


ACQUIRING FUND
CREDIT SUISSE LARGE CAP VALUE FUND
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                          PAR        VALUE
-------------                         ------     -------
                                      (000)
SSB Euro TD 2.500%  11/01/01           1,023   1,023,000

ACQUIRED FUND
CREDIT SUISSE BALANCED FUND
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                          PAR        VALUE
-------------                         ------     -------
                                      (000)
MGM Mirage, Inc., Company
    Guaranteed                            35      35,304
MGM Mirage, Inc., Company
    Guaranteed                            40      40,000
Mirant Americas Generation Corp.
    Senior Notes                          55      57,682
Mohegan Tribal Gaming, Rule 144A,
    Senior Subordinated Notes
    (Callable 07/01/06 @ $104.188)        25      26,000
Monumental Global Funding, Rule
    144A, Secured, Private
    Placement                             90      94,386
Morgan Stanley Dean Witter, Global
    Notes                                 45      49,940
Morgan Stanley Dean Witter, Global
    Unsubordinated                        55      57,836
Morgan Stanley Mortgage Trust,
    Series 40, Class 8                   168     171,266
Motorola, Inc.                            35      35,189
National City Corp.                      140     140,365
NBTY, Inc., Series B, Senior
    Subordinated Notes (Callable
    09/15/02 @ $104.31)                   10       9,500
Nextel Communications, Inc., Senior
    Notes (Callable 11/15/04 @
    $104.688)                             25      17,625
Park Place Entertainment, Senior
    Subordinated Notes                    40      39,100
PG&E National Energy Group Global
    Senior Notes                          50      56,497
Progress Energy, Inc., Senior Notes       30      32,009
PSEG Power LLC, Rule 144A, Senior
    Notes                                 35      37,008
Qwest Capital Funding                     50      51,293
Republic of Argentina, Global Bonds        1         354
Republic of Argentina, Series 2008       210      97,125
Republic of Argentina, Series 2018
    **                                    40      16,575
Republic of Argentina, Series 2031
    **                                     1         238
Republic of Brazil, Series 20Yr           18      12,503
Republic of Philippines, Series B         39      33,347
Russian Federation, Rule 144A,
    Unsubordinated ****                   45      21,544
Russian Ministry of Finance, Series
    VI, Debentures                       100      62,500
SBA Communications Corp., Global
    Senior Notes (Callable 02/01/05
    @ $105.125)                           20      16,100
Simmons Co., Series B, Senior
    Subordinated Notes (Callable
    03/15/04 @ $105.125)                  10       8,713
Sovereign Bancorp, Inc., Senior
    Notes                                 10      11,063
Sprint Capital Corp., 144A                40      39,988
Standard Credit Card Master Trust,
    Series 1994-2, Class A               115     128,043
SSB Euro TD 2.500%  11/01/01             170     170,000
Sun International Hotels, Ltd.,
    Rule 144A, Senior Subordinated
    Notes (Callable 08/15/06 @
    $104.438)                             10       8,900
Telefonica Europe BV, Global
    Company Guaranteed                     5       5,448
Telemundo Holdings, Inc., Series B
    (Callable 08/15/03 @ $105.75)         10       9,463
Telus Corp., Yankee Notes                 25      26,899
Telus Corp., Yankee Notes                 40      43,677
Texas Utilities Holdings Corp.,
    Series J, Senior Notes                65      67,734
Tricon Global Restaurant, Senior
    Notes                                 55      58,575
Tyson Foods, Inc., Rule 144A,
    Private Placement Notes               40      41,378
Tyson Foods, Inc., Rule 144A,
    Private Placement Notes               25      26,813
U.S. Treasury Notes                       40      40,263
U.S. Treasury Notes                      130     140,918
U.S. Treasury Notes                      320     338,688
U.S. Treasury Notes                      400     411,547
U.S. Treasury Notes                      500     523,281
Verizon Global Funding Corp., Rule
    144A                                 125     134,695
Visteon Corp., Global Senior Notes        30      31,503
Voicestream Wireless Corp., Senior
    Notes (Callable 11/15/04 @
    $105.19)                              50      57,250

CREDIT SUISSE LARGE CAP VALUE FUND
PRO-FORMA
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                          PAR        VALUE
-------------                         ------     -------
                                      (000)
MGM Mirage, Inc., Company Guaranteed      35      35,304
MGM Mirage, Inc., Company Guaranteed      40      40,000
Mirant Americas Generation Corp.
     Senior Notes                         55      57,682
Mohegan Tribal Gaming, Rule 144A,
     Senior Subordinated Notes
     (Callable 07/01/06 @ $104.188)       25      26,000
Monumental Global Funding, Rule 144A,
     Secured, Private Placement           90      94,386
Morgan Stanley Dean Witter, Global
     Notes                                45      49,940
Morgan Stanley Dean Witter, Global
     Unsubordinated                       55      57,836
Morgan Stanley Mortgage Trust, Series
     40, Class 8                         168     171,266
Motorola, Inc.                            35      35,189
National City Corp.                      140     140,365
NBTY, Inc., Series B, Senior
     Subordinated Notes (Callable
     09/15/02 @ $104.31)                  10       9,500
Nextel Communications, Inc., Senior
     Notes (Callable 11/15/04 @
     $104.688)                            25      17,625
Park Place Entertainment, Senior
     Subordinated Notes                   40      39,100
PG&E National Energy Group Global
     Senior Notes                         50      56,497
Progress Energy, Inc., Senior Notes       30      32,009
PSEG Power LLC, Rule 144A, Senior
     Notes                                35      37,008
Qwest Capital Funding                     50      51,293
Republic of Argentina, Global Bonds        1         354
Republic of Argentina, Series 2008       210      97,125
Republic of Argentina, Series 2018 **     40      16,575
Republic of Argentina, Series 2031 **      1         238
Republic of Brazil, Series 20Yr           18      12,503
Republic of Philippines, Series B         39      33,347
Russian Federation, Rule 144A,
     Unsubordinated ****                  45      21,544
Russian Ministry of Finance, Series
     VI, Debentures                      100      62,500
SBA Communications Corp., Global
     Senior Notes (Callable 02/01/05
     @ $105.125)                          20      16,100
Simmons Co., Series B, Senior
     Subordinated Notes (Callable
     03/15/04 @ $105.125)                 10       8,713
Sovereign Bancorp, Inc., Senior Notes     10      11,063
Sprint Capital Corp., 144A                40      39,988
Standard Credit Card Master Trust,
     Series 1994-2, Class A              115     128,043
State Street Bank and Trust Co. Euro
     Time Deposit  2.500%  11/01/01
     (Cost $170,000)                   1,193   1,193,000
Sun International Hotels, Ltd., Rule
     144A, Senior Subordinated Notes
     (Callable 08/15/06 @ $104.438)       10       8,900
Telefonica Europe BV, Global Company
     Guaranteed                            5       5,448
Telemundo Holdings, Inc., Series B
     (Callable 08/15/03 @ $105.75)        10       9,463
Telus Corp., Yankee Notes                 25      26,899
Telus Corp., Yankee Notes                 40      43,677
Texas Utilities Holdings Corp.,
     Series J, Senior Notes               65      67,734
Tricon Global Restaurant, Senior
     Notes                                55      58,575
Tyson Foods, Inc., Rule 144A, Private
     Placement Notes                      40      41,378
Tyson Foods, Inc., Rule 144A, Private
     Placement Notes                      25      26,813
U.S. Treasury Notes                       40      40,263
U.S. Treasury Notes                      130     140,918
U.S. Treasury Notes                      320     338,688
U.S. Treasury Notes                      400     411,547
U.S. Treasury Notes                      500     523,281
Verizon Global Funding Corp., Rule
     144A                                125     134,695
Visteon Corp., Global Senior Notes        30      31,503
Voicestream Wireless Corp., Senior
     Notes (Callable 11/15/04 @
     $105.19)                             50      57,250

Credit Suisse Large Cap Value Fund
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


ACQUIRING FUND
CREDIT SUISSE LARGE CAP VALUE FUND
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                          PAR        VALUE
-------------                         ------     -------
                                      (000)
                                             -----------
                                             206,312,465
                                             ===========
ACQUIRED FUND
CREDIT SUISSE BALANCED FUND
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                          PAR        VALUE
-------------                         ------     -------
                                      (000)
Wells Fargo & Co.                         60      67,500
Werner Holdings Co., Inc., Series
    A, Company Guaranteed (Callable
    11/15/02 @ $105.00)                   10       9,100
Weyerhaeuser Co., Notes                   20      20,711
WorldCom, Inc.                            10      10,836
WorldCom, Inc., Global Notes              30      32,387
XO Communications, Inc., Senior
    Discount Notes (Callable
    04/15/03 @ $104.72) **                50       5,250
XO Communications, Inc., Senior
    Notes (Callable 12/01/04 @
    $105.25)                              55       9,625
YankeeNets LLC, Rule 144A, Senior
    Notes (Callable 03/01/04 @
    $106.37)                              10      12,625
Young Broadcasting, Inc., Global
    Company Guaranteed (Callable
    03/01/06 @ $105.00)                   10       8,450
                                             -----------
                                              19,408,439
                                             ===========
CREDIT SUISSE LARGE CAP VALUE FUND
PRO-FORMA
--------------------------------------------------------
                                                  MARKET
SECURITY NAME                          PAR        VALUE
-------------                         ------     -------
                                      (000)
Wells Fargo & Co.                         60      67,500
Werner Holdings Co., Inc., Series A,
     Company Guaranteed (Callable
     11/15/02 @ $105.00)                  10       9,100
Weyerhaeuser Co., Notes                   20      20,711
WorldCom, Inc.                            10      10,836
WorldCom, Inc., Global Notes              30      32,387
XO Communications, Inc., Senior
     Discount Notes (Callable
     04/15/03 @ $104.72) **               50       5,250
XO Communications, Inc., Senior Notes
     (Callable 12/01/04 @ $105.25)        55       9,625
YankeeNets LLC, Rule 144A, Senior
     Notes (Callable 03/01/04 @
     $106.37)                             10      12,625
Young Broadcasting, Inc., Global
     Company Guaranteed (Callable
     03/01/06 @ $105.00)                  10       8,450
                                             -----------
                                             225,720,904
                                             ===========

+ Management does not anticipate having to sell any securities as a result of the reorganization. However, securities may be sold because of the Acquiring Fund's management style and investment philosophy.
* Non-income producing security.
** Step Bond - The interest as of October 31, 2001 is 0% and will reset to the interest rate shown at a future date.
*** Security in default.
**** Variable rate obligations - The interest rate shown is the rate as of October 31, 2001.

              See notes to Pro Forma Financial Statements

Credit Suisse Large Cap Value Fund
Pro Forma Combined Statement of Operations
As of October 31, 2001 (unaudited)



                                                               ACQUIRED FUND    AQUIRING FUND

                                                                                                                  CREDIT SUISSE
                                                                                 CREDIT SUISSE                     LARGE CAP
                                                              CREDIT SUISSE        LARGE CAP                       VALUE FUND
                                                              BALANCED FUND       VALUE FUND     ADJUSTMENTS       PRO-FORMA
                                                             ----------------  ----------------  -----------      -------------
INVESTMENT INCOME
    Dividends                                                  $   129,338     $  4,545,813             -         $  4,675,151
    Interest                                                       745,325          236,773             -              982,098
    Foreign tax withheld                                              (453)            (825)            -               (1,278)
                                                               -----------     ------------      --------         ------------
      Total Investment Income                                      874,210        4,781,761             -            5,655,971
                                                               -----------     ------------      --------         ------------
EXPENSES
    Investment advisory services                                   222,936        1,400,402      (100,770)(b)        1,522,568
    Distribution fees - Class A                                          -          385,304        61,929              447,233
    Distribution fees - Class B                                          -          384,100             -              384,100
    Distribution fees - Class C                                          -           12,123             -               12,123
    Distribution fees - Class D                                          -                -             -                    -
    Distribution fees - Common Class                                61,761            4,739       (61,761)(c)            4,739
    Distribution fees - Advisor Class                                  332                -          (332)(c)                -
    Transfer agent fees                                             47,655          204,325       (29,338)(d)          222,642
    Custodian fees                                                  11,606           20,842        (9,705)(e)           22,743
    Administrative and accounting fees                              32,350          158,671         9,240 (f)          200,261
    Administrative services fees                                    24,770          179,008        63,235 (g)          267,013
    Registration fees                                               36,259           30,060       (36,259)(h)           30,060
    Interest expense                                                   330            1,557          (330)(h)            1,557
    Legal fees                                                      29,143           27,207       (29,143)(h)           27,207
    Directors'/Trustees' fees                                       17,857            3,209       (17,857)(h)            3,209
    Audit fees                                                      17,325           20,214       (16,539)(h)           21,000
    Printing fees                                                   15,692           86,925       (15,692)(h)           86,925
    Insurance expense                                                3,718            6,999        (3,718)(h)            6,999
    Miscellaneous expense                                            4,455           21,123        (4,455)(h)           21,123
                                                               -----------     ------------      --------         ------------
        Total                                                      526,189        2,946,808      (191,495)           3,281,502

     Less: Expenses waived and reimbursed by CSAM                 (190,518)        (254,835)       95,851 (i)         (349,502)
     Less: Expenses offset by Transfer Agent                        (1,100)               -                             (1,100)
                                                               -----------     ------------      --------         ------------
      Net Expenses                                                 334,571        2,691,973       (95,644)           2,930,900
                                                               -----------     ------------      --------         ------------
Net Investment Income                                              539,639        2,089,788        95,644            2,725,071
                                                               -----------     ------------      --------         ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:

    Net realized gain/(loss) from investments                     (372,336)      15,244,162             -           14,871,826

    Net change in unrealized appreciation/(depreciation) from   (3,725,549)     (42,695,915)            -          (46,421,464)
       investments
    Net change in unrealized appreciation/(depreciation) from
       foreign currency translations                                    29                -             -                  29
                                                               -----------     ------------      --------         ------------
        Net realized and unrealized loss from
           investments                                          (4,097,856)     (27,451,753)            -          (31,549,609)
                                                               -----------     ------------      --------         ------------
        Net increase/(decrease) in net assets resulting
           from operations                                     $(3,558,217)    $(25,361,965)     $ 95,644         $(28,824,538)
                                                               ===========     ============      ========         ============


              See notes to Pro Forma Financial Statements

Credit Suisse Large Cap Value Fund
Credit Suisse Balanced Fund, Inc.
Notes to Pro Forma Financial Statements (unaudited)
October 31, 2001

1.   BASIS OF COMBINATION

         The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of the Credit Suisse Balanced Fund, Inc. ("Balanced") into the Credit Suisse Large Cap Value Fund ("Large Cap Value"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger provides for the transfer of all of the assets and liabilities of Balanced to Large Cap Value and the subsequent liquidation of Balanced. The accounting survivor in the proposed merger will be Large Cap Value. This is because although Balanced has a similar investment objective as Large Cap Value with respect to equity investments, the surviving fund will invest in a style that is similar to the way in which Large Cap Value is currently operated. Additionally, Large Cap Value has a significantly larger asset base than Balanced.

         The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14.

          Balanced and Large Cap Value are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

PRO FORMA ADJUSTMENTS:

         The Pro Forma adjustments below reflect the impact of the merger between Balanced and Large Cap Value.

(a)  Elimination of Prepaid expenses from Balanced.

(b) To decrease Investment Advisory Services Fee to reflect the revised fee schedule.

(c) To re-class Distribution fees from Balanced Common Class Shares and Advisor Class Shares to Large Cap Value Class A Shares.

(d) Adjustment based on the contractual agreement with the transfer agent for the combined fund.

(e) Adjustment based on the contractual agreements with the custodian for the combined fund.

(f) Adjustment based on the revised contractual agreement with the fund accountant/administrator (PFPC, Inc.) dated, February 5, 2001.


(g) Adjustment based on the revised contractual agreement with Large Cap Value and Credit Suisse Asset Management Securities, Inc. (co-administrator) dated February 1, 2001.

(h) Assumes elimination of duplicate charges in combination, and reflects management's estimates of combined pro-forma operations.

(i)  Adjustment to decrease CSAM waiver and reduce total expense ratio.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies, which are consistently followed by Balanced / Large Cap Value in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

         SECURITY VALUATION - Securities traded on a U.S. or foreign stock exchange, or the Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees/Directors (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

         FEDERAL INCOME TAXES - Balanced / Large Cap Value intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

         DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are declared in December.

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification. The response to this item is incorporated by reference to "Plan of Reorganization" under the caption "Proposal - Information about the Reorganization" and to "Liability of Trustees or Directors" under the caption "Proposal - Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16. Exhibits

(1)(a) Registrant's Amended and Restated Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on December 29, 1995.

(1)(b) Registrant's Amendment to Amended and Restated Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on February 20, 1997.

(1)(c) Registrant's Amendment No. 2 to Amended and Restated Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on February 28, 2000.

(1)(d) Registrant's Amendment No. 3 to Amended and Restated Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on January 24, 2001.

(1)(e) Registrant's Amendment No. 4 to Amended and Restated Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on February 28, 2001.

(2)(a) By-Laws of the Registrant are incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on March 4, 1986.

(2)(b) Amendments to the By-Laws are incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on February 28, 2001.

(3) Not Applicable.

(4) Plan of Reorganization (included as Exhibit A to Registrant's
Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(5) Specimen Stock Certificate is incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on February 24, 1992.

(6)(a) Form of Investment Advisory Agreement is incorporated by reference to the Registrant's Definitive Proxy Statement on Form 14A filed on February 15, 2001.

(7) Not Applicable.

(8) Not Applicable.

(9) Custodial Services Agreement is incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on December 31, 1992.

(10)(a) Form of Distribution Plan pursuant to Rule 12b-1 under the 1940 Act is incorporated by reference; material provisions, other than the fee rate, as set forth under "Summary - Sales Charges" in Part A of this Registration Statement are substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on August 1, 2000.

(10)(b) Distribution Agreement dated as of December 18, 2000 is incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on December 29, 2000.

(10)(c) Registrant's Plan for Multiple Classes of Shares pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on February 28, 2001.

(11)(a) Form of Opinion and Consent of Willkie Farr & Gallagher, counsel to Registrant, with respect to validity of shares is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on December 5, 2001 (File No. 333-74552).

(11)(b) Opinion and Consent of Sullivan & Worcester, LLP, counsel to the Registrant with respect to certain matters under Massachusetts law.

(12) Form of Opinion of Willkie Farr & Gallagher with respect to tax matters is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on December 5, 2001 (File No. 333-74552).

(13)(a) Form of Transfer Agency Agreement is incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N1-A (File No. 33-3706) filed on February 28, 2001.

(13)(b) Form of Co-Administration Agreement with Credit Suisse Asset Management Securities, Inc. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on February 28, 2001.

(13)(c) Form of Co-Administration Agreement with PFPC, Inc. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-3706) filed on February 28, 2001.

(14)(a) Consent of PricewaterhouseCoopers LLP.

(14)(b) Consent of Ernst & Young LLP.

(15) Not Applicable.

(16) Powers of Attorney is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on December 5, 2001 (File No. 333-74552).

(17)(a) Form of Proxy Card (included as an exhibit to Registrant's Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(17)(b) Prospectus and Statement of Additional Information of the Registrant is incorporated herein by reference.

(17)(c) Prospectuses and Statement of Additional Information of the Acquired Fund is incorporated herein by reference.

(17)(d) Annual Report of the Registrant is incorporated herein by reference.

(17)(e) Annual Report of the Acquired Fund is incorporated herein by reference.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act (17 CFR 230.145c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 18th day of January, 2002.

                                 Credit Suisse Capital Funds

                                   By: /s/ James P. Mccaughan
                                       ---------------------------------------
                                       James P. McCaughan
                                       Chairman (Chief Executive Officer)


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                       TITLE                          DATE
---------                       -----                          ----

/s/ *                          Trustee                         January 18, 2002
----------------------------
   William W. Priest


/s/ James P. McCaughan          Chairman (Chief                January 18, 2002
----------------------------    Executive Officer)
   James P. McCaughan


/s/ Michael A. Pignataro        Treasurer and
----------------------------    Chief Financial Officer        January 18, 2002
   Michael A. Pignataro


/s/ *                           Trustee                        January 18, 2002
----------------------------
   Richard H. Francis


/s/ *                           Trustee                        January 18, 2002
----------------------------
   Jack W. Fritz


/s/ *                           Trustee                        January 18, 2002
----------------------------
   Jeffrey E. Garten

SIGNATURE                       TITLE                          DATE
---------                       -----                          ----

/s/ *                           Trustee                        January 18, 2002
----------------------------
   James S. Pasman, Jr.


/s/ *                           Trustee                        January 18, 2002
----------------------------
   Steven N. Rappaport


/s/ *                           Trustee                        January 18, 2002
----------------------------
   Peter F. Krogh




*By: /s/ Michael Pignataro       Attorney-in-Fact              January 18, 2002
     -----------------------
     Michael Pignataro

                                INDEX TO EXHBITS


             EXHIBIT NO.                            DESCRIPTION OF EXHIBIT
             ----------                            ---------------------

               (11)(b) Opinion and Consent of Sullivan & Worcester LLP, counsel to the Registrant with respect to certain matters under Massachusetts law

               (14)(a)                             Consent of
                                                   PricewaterhouseCoopers LLP

               (14)(b)                             Consent of Ernst & Young LLP